-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                      SECURITIES AND EXCHANGE COMMISSION

                            Washington, D.C. 20549

                                   Form N-1A

                  REGISTRATION STATEMENT (NO. 33-6001) UNDER
                          THE SECURITIES ACT OF 1933
                       Pre-Effective Amendment No.  [_]

                   Post-Effective Amendment No. 26 [X]

                                      and

      REGISTRATION STATEMENT (NO. 811-4681) UNDER THE INVESTMENT COMPANY
                                  ACT OF 1940

                           Amendment No. 28 [X]

                           VANGUARD BOND INDEX FUNDS
        (Exact Name of Registrant as Specified in Declaration of Trust)

                                P.O. Box 2600,
                            Valley Forge, PA 19482
                    (Address of Principal Executive Office)

                 Registrant's Telephone Number (610) 669-1000

                          R. Gregory Barton, Esquire
                                 P.O. Box 876
                            Valley Forge, PA 19482

  It is proposed that this filing become effective: January 3, 2000, pursuant to paragraph (b) of Rule 485.

  Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

  We have elected to register an indefinite number of shares pursuant to Regu-lation 24f-2 under the Investment Company Act of 1940. Registrant filed its Rule 24f-2 Notice for the year ended December 31, 1998 on March 29, 1999.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                           VANGUARD BOND INDEX FUNDS

                             CROSS REFERENCE SHEET

  Form N-1A
 Item Number                                        Location in Prospectus
  Item 1.    Front and Back Cover Pages ........... Front and Back Cover Pages
  Item 2.    Risk/Return Summary: Investments,
             Risks, and Performance................ Fund Profiles
  Item 3.    Risk/Return Summary: Fee Table........ Fee Table
  Item 4.    Investment Objectives, Principal
             Investment Strategies, and Related
             Risks................................. More on the Funds
  Item 5.    Management's Discussion of Fund
             Performance........................... Herein incorporated by reference to Registrant's
                                                    Annual Report to
                                                    Shareholders dated December
                                                    31, 1998, and the Semi-
                                                    Annual Report to
                                                    Shareholders dated June 30,
                                                    1999, filed with the
                                                    Securities and Exchange
                                                    Commission's EDGAR system
                                                    on March 3, 1999 and
                                                    September 7, 1999,
                                                    respectively
  Item 6.    Management, Organization, and Capital
             Structure............................. The Funds and Vanguard;
                                                    Investment Adviser
  Item 7.    Shareholder Information............... Share Price; Dividends,
                                                    Capital Gains, and Taxes;
                                                    Investing with Vanguard
  Item 8.    Distribution Arrangements............. Inside Front Cover Page
  Item 9.    Financial Highlights Information...... Financial Highlights
  Form N-1A                                         Location in Statement
 Item Number                                        of Additional Information
  Item 10.   Cover Page and Table of Contents...... Cover Page; Table of
                                                    Contents
  Item 11.   Fund History.......................... Description of the Trust
  Item 12.   Description of the Fund and its
             Investments and Risks................. Investment Policies;
                                                    Description of the Trust;
                                                    and Fundamental Investment
                                                    Limitations
  Item 13.   Management of the Fund................ Management of the Trust
  Item 14.   Control Persons and Principal Holders
             of Securities......................... Management of the Trust
  Item 15.   Investment Advisory and Other          Investment Advisory
             Services.............................. Services
  Item 16.   Brokerage Allocation and Other
             Practices............................. Portfolio Transactions
  Item 17.   Capital Stock and Other Securities.... Description of the Trust
  Item 18.   Purchase, Redemption, and Pricing of
             Shares ............................... Purchase of Shares;
                                                    Redemption of Shares; and
                                                    Share Price
  Item 19.   Taxation of the Fund.................. Description of the Trust
  Item 20.   Underwriters.......................... Not Applicable
  Item 21.   Calculation of Performance Data....... Yield and Total Return
  Item 22.   Financial Statements.................. Financial Statements

Vanguard Bond Index Funds

Prospectus
January 3, 2000

A Group of Bond Index Mutual Funds


   Contents


1 An Introduction to Index Funds

2 Fund Profiles

   2 Vanguard Total Bond Market Index Fund

   5 Vanguard Short-Term Bond Index Fund

   8 Vanguard Intermediate-Term Bond Index Fund

  11 Vanguard Long-Term Bond Index Fund

14 More on the Funds

20 The Funds and Vanguard

20 Investment Adviser

21 Dividends, Capital Gains, and Taxes

22 Share Price

23 Financial Highlights

26 Investing with Vanguard

26 Services and Account Features

27 Types of Accounts

27 Buying Shares

29 Redeeming Shares

32 Transferring Registration

33 Fund and Account Updates

Glossary (inside back cover)


--------------------------------------------------------------------------------
Why Reading This Prospectus Is Important

This prospectus explains the objective, risks, and strategies of each of the Vanguard Bond Index Funds. To highlight terms and concepts important to mutual fund investors, we have provided "Plain Talk(R)" explanations along the way. Reading the prospectus will help you to decide which Funds, if any, are the right investments for you. We suggest that you keep it for future reference.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Important Note

The Total Bond Market Index Fund features two separate classes of shares:
Investor and Institutional. Total Bond Market Index Fund Investor Shares have an investment minimum of $3,000, and are available through this prospectus (for individual investors) and a separate prospectus (for participants in employer-sponsored retirement or savings plans). Total Bond Market Index Fund Institutional Shares have an investment minimum of $10 million, and are available through a separate prospectus. Investor Shares and Institutional Shares do not have the same expenses; as a result, the performance of these separate classes could differ.
--------------------------------------------------------------------------------


Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                                                                               1
An Introduction to Index Funds

What is indexing?
An index is an unmanaged group of securities whose overall performance is used as a standard to measure investment performance. An index (or "passively managed") fund tries to match, as closely as possible, the performance of an established target index. The fund does this by holding either all or a representative sample of the securities in the index. Keep in mind that an index fund has operating expenses and transaction costs, while a market index does not. Therefore, an index fund, while expected to track its target index closely, typically will be unable to match the performance of the index exactly.

   Bond index funds may seek to track indexes that hold a certain type of bond--such as short-term or long-term bonds--or they may seek to track indexes that consist of a broader range of bonds--for example, the entire U.S. bond market.

   Index funds are not actively managed by investment advisers who buy and sell securities based on research and analysis. Rather, index funds are passively managed. To the extent they invest in securities that are not in the index, they may be viewed as enhanced or actively managed. The more the securities outside the index are like those inside the index (e.g., for bond funds in terms of sector, credit quality, etc.), the more likely that the Funds will track their target index.

What index funds does Vanguard offer?
Vanguard offers a variety of stock (both U.S. and international), bond, and balanced index funds. This prospectus provides information about Vanguard's Bond Index Funds. There are four such funds, each of which seeks to track a different segment of the U.S. bond market:

     ---------------------------------------------------------------------------
     Fund                                              Seeks to Track
     ---------------------------------------------------------------------------
     Vanguard Total Bond Market Index Fund             The overall bond market
     Vanguard Short-Term Bond Index Fund               Short-term bonds
     Vanguard Intermediate-Term Bond Index Fund        Intermediate-term bonds
     Vanguard Long-Term Bond Index Fund                Long-term bonds
     ---------------------------------------------------------------------------

   This prospectus contains profiles that summarize key features of each Fund. Following the profiles, there is important additional information about the Funds.

2

Fund Profile--Vanguard Total Bond Market Index Fund

The following profile summarizes key features of Vanguard Total Bond Market Index Fund.

Investment Objective
The Fund seeks to match the performance of a broad, market-weighted bond index.

Investment Strategies
The Fund employs a "passively managed"--or index--investment approach, by holding a mix of bonds that seeks to match the performance of the Lehman Brothers Aggregate Bond Index. This Index measures the total universe of public investment-grade fixed-income securities in the U.S.--including government, corporate, mortgage-backed, asset-backed, and international dollar-denominated bonds, all with maturities of over 1 year.

   The Fund invests at least 80% of its total assets in bonds represented in the Index. The remainder of its assets may be invested outside the Index, in securities whose characteristics and risks are similar to those in the Index. To the extent that the Fund invests outside the Index, it may employ active management strategies. The Index and non-Index securities, in combination, will have characteristics and risks similar to the Index. The Fund maintains a dollar-weighted average maturity of between 5 and 10 years. For more information about passive management, see "Indexing Methods" under More on the Funds.

Primary Risks
The Fund is subject to several risks, any of which could cause investors to lose money. These include:

 . Interest rate risk, which is the chance that bond prices overall will decline over short or even long periods due to rising interest rates. Interest rate risk should be least for shorter-term bonds, and greatest for longer-term bonds.

 . Income risk, which is the chance that falling interest rates will cause the Fund's income to decline. Income risk is generally higher for short-term bond funds, and lower for long-term bond funds.

 . Credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, reducing the Fund's return. Credit risk should be low for the Fund.

 . Prepayment risk, which is the chance that during periods of falling interest rates, a mortgage-backed bond issuer will repay a higher-yielding bond before its maturity date. If this were to occur, the Fund would lose the opportunity for additional price appreciation, and would be forced to reinvest the unanticipated proceeds at lower interest rates. As a result, the Fund would experience a decline in income.

 . Index sampling risk, which is the chance that the securities selected for the Fund do not provide investment performance matching that of the Index. Index sampling risk for the Fund should be low.

Performance/Risk Information
The following bar chart and table provide an indication of the risk of investing in the Fund. The bar chart shows the Fund's performance in each calendar year over a ten-year period. The table shows how the Fund's average annual returns for one, five, and ten calendar years compare with those of a broad-based bond market index. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

-----------------------------------------------------------------------------
                             Annual Total Returns*
-----------------------------------------------------------------------------

                                    [GRAPH]

                                1989     13.64%
                                1990      8.65%
                                1991     15.25%
                                1992      7.14%
                                1993      9.68%
                                1994     -2.66%
                                1995     18.18%
                                1996      3.58%
                                1997      9.44%
                                1998      8.58%

--------------------------------------------------------------------------------
*Total return figures do not reflect the annual account maintenance fee of $10.
--------------------------------------------------------------------------------

   During the period shown in the bar chart, the highest return for a calendar quarter was 7.60% (quarter ended June 30, 1989) and the lowest return for a quarter was -2.71% (quarter ended March 31, 1994).

-----------------------------------------------------------------------------
         Average Annual Total Returns for Years Ended December 31, 1998
-----------------------------------------------------------------------------
                                       1 Year        5 Years       10 Years
-----------------------------------------------------------------------------
Vanguard Total Bond Market Index Fund*  8.58%         7.21%         9.00%
Lehman Brothers Aggregate Bond Index    8.69          7.27          9.26
-----------------------------------------------------------------------------
*Total return figures do not reflect the annual account maintenance fee of $10.
-----------------------------------------------------------------------------

Fees and expenses
The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based upon those incurred in the fiscal year ended December 31, 1998.

          Shareholder Fees (fees paid directly from your investment)
          Sales Charge (Load) Imposed on Purchases:                       None*
          Sales Charge (Load) Imposed on Reinvested Dividends:            None
          Redemption Fees:                                                None
          Exchange Fees:                                                  None
          Account Maintenance Fee (for accounts under $10,000):  $2.50/quarter**

          Annual Fund Operating Expenses (expenses deducted from the Fund's assets)
          Management Expenses:                                            0.16%
          12b-1 Distribution Fees:                                        None
          Other Expenses:                                                 0.04%
             Total Annual Fund Operating Expenses:                        0.20%

           *A portfolio transaction fee of 0.18% may apply to aggregate purchases over $250 million by a single investor.
          **Vanguard will deduct an account maintenance fee from your dividends four times per year. If your distribution that month is less than the fee, fractional shares will be automatically redeemed to make up the difference.

4

   The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of each period.

-------------------------------------------------------------------------------
       1 Year      3 Years           5 Years              10 Years
-------------------------------------------------------------------------------
        $20          $64              $113                 $255
-------------------------------------------------------------------------------

   This example should not be considered to represent actual expenses or performance from the past or for the future. Actual future expenses may be higher or lower than those shown.

Additional Information

Dividends and Capital Gains
Dividends are declared daily and distributed on the first business day of each month; capital gains, if any, are distributed annually in December

Investment Adviser
Vanguard Fixed Income Group, Valley Forge, Pa., since inception

Inception Date
December 11, 1986

Net Assets as of June 30, 1999
$8.78 billion (for Investor Shares)

Suitable for IRAs
Yes

Minimum Initial Investment
$3,000; $1,000 for IRAs and custodial accounts for minors

Newspaper Abbreviation
TotBd

Vanguard Fund Number
084

Cusip Number
921937108

Ticker Symbol
VBMFX

Fund Profile--Vanguard Short-Term Bond Index Fund

The following profile summarizes key features of Vanguard Short-Term Bond Index Fund.

Investment objective
The Fund seeks to match the performance of a market-weighted bond index with a short-term dollar-weighted average maturity.

Investment Strategies
The Fund employs a "passively managed"--or index--investment approach, by holding a sample of bonds that seeks to match the performance of the Lehman Brothers 1-5 Year Government/Corporate Bond Index. This Index is made up of all U.S. government, investment-grade corporate, and international dollar-denominated bonds, all with maturities between 1 and 5 years.

   The Fund invests at least 65% of its total assets in bonds represented in the Index. The remainder of its assets may be invested outside the Index, in bonds whose characteristics--including maturity, credit quality, and issuer type--are similar to those of the Index. To the extent that the Fund invests outside the Index, it may employ active management strategies. The Index and non-Index securities, in combination, will have characteristics and risks similar to the Index. The Fund maintains a dollar-weighted average maturity of between 1 and 5 years. For more information about passive management, see "Indexing Methods" under More on the Funds.

Primary Risks
The Fund is subject to several risks, any of which could cause investors to lose money. These include:

 . Interest rate risk, which is the chance that bond prices overall will decline over short or even long periods due to rising interest rates. Interest rate risk should be low for short-term bonds.

 . Income risk, which is the chance that falling interest rates will cause the Fund's income to decline. Income risk is generally higher for short-term bond funds than for long-term bond funds.

 . Credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, reducing the Fund's return. Credit risk should be low for the Fund.

 . Index sampling risk, which is the chance that the securities selected for the Fund do not provide investment performance matching that of the Index. Index sampling risk for the Fund should be low.

Performance/risk Information
The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows the Fund's performance in each calendar year since inception. The table shows how the Fund's average annual returns for one calendar year and since inception compare with those of a market-weighted bond index. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

--------------------------------------------------------------------------------
                             Annual Total Returns*
--------------------------------------------------------------------------------

                                    [GRAPH]

                                1995     12.88%
                                1996      4.55%
                                1997      7.04%
                                1998      7.63%

--------------------------------------------------------------------------------
*Total return figures do not reflect the annual account maintenance fee of $10.
--------------------------------------------------------------------------------

6

   During the period shown in the bar chart, the highest return for a calendar quarter was 3.96% (quarter ended March 31, 1995) and the lowest return for a quarter was -0.12% (quarter ended March 31, 1996).

--------------------------------------------------------------------------------
         Average Annual Total Returns for Years Ended December 31, 1998
--------------------------------------------------------------------------------
                                            1 Year             Since Inception*
--------------------------------------------------------------------------------
Vanguard Short-Term Bond Index Fund**        7.63%                  6.48%
Lehman Brothers 1-5 Year
Government/Corporate Bond Index              7.63                   6.56
--------------------------------------------------------------------------------
 *March 1, 1994.
**Total return figures do not reflect the annual account maintenance fee of $10.
--------------------------------------------------------------------------------

Fees and expenses
The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based upon those incurred in the fiscal year ended December 31, 1998.

          Shareholder Fees (fees paid directly from your investment)
          Sales Charge (Load) Imposed on Purchases:                       None*
          Sales Charge (Load) Imposed on Reinvested Dividends:            None
          Redemption Fees:                                                None
          Exchange Fees:                                                  None
          Account Maintenance Fee (for accounts under $10,000):  $2.50/quarter**

          Annual Fund Operating Expenses (expenses deducted from the Fund's assets)
          Management Expenses:                                            0.16%
          12b-1 Distribution Fees:                                        None
          Other Expenses:                                                 0.04%
             Total Annual Fund Operating Expenses:                        0.20%

           *A portfolio transaction fee of 0.15% may apply to aggregate purchases over $50 million by a single investor.
          **Vanguard will deduct an account maintenance fee from your dividends four times per year. If your distribution that month is less than the fee, fractional shares will be automatically redeemed to make up the difference.


   The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of each period.

--------------------------------------------------------------------------------
          1 Year        3 Years        5 Years         10 Years
--------------------------------------------------------------------------------
           $20           $64            $113             $255
--------------------------------------------------------------------------------

    This example should not be considered to represent actual expenses or performance from the past or for the future. Actual future expenses may be higher or lower than those shown.

Additional Information

Dividends and Capital Gains
Dividends are declared daily and distributed on the first business day of each month; capital gains, if any, are distributed annually in December

Investment Adviser
Vanguard Fixed Income Group, Valley Forge, Pa., since inception

Inception Date
March 1, 1994

Net Assets as of June 30, 1999
$937 million

Suitable for IRAs
Yes

Minimum Initial Investment
$3,000; $1,000 for IRAs and custodial accounts for minors

Newspaper Abbreviation
STBond

Vanguard Fund Number
132

Cusip Number
921937207

Ticker Symbol
VBISX

8

Fund Profile--Vanguard Intermediate-Term Bond Index Fund

The following profile summarizes key features of Vanguard Intermediate-Term Bond Index Fund.

Investment Objective
The Fund seeks to match the performance of a market-weighted bond index with an intermediate-term dollar-weighted average maturity.

Investment Strategies
The Fund employs a "passively managed"--or index--investment approach, by holding a sample of bonds that seeks to match the performance of the Lehman Brothers 5-10 Year Government/Corporate Bond Index. This index includes all U.S. government, investment-grade corporate, and international dollar-denominated bonds, all with maturities between 5 and 10 years.

   The Fund invests at least 65% of its total assets in bonds represented in the Index. The remainder of its assets may be invested outside the Index, in bonds whose characteristics and risks--including maturity, credit quality, and issuer type--are similar to those of the Index. To the extent the Fund invests outside the Index, it may employ active management strategies. The Index and non-Index securities, in combination, will have characteristics and risks similar to the Index. The Fund maintains a dollar-weighted average maturity of between 5 and 10 years. For more information about passive management, see "Indexing Methods" under More on the Funds.

Primary Risks
The Fund is subject to several risks, any of which could cause investors to lose money. These include:

 . Interest rate risk, which is the chance that bond prices overall will decline over short or even long periods due to rising interest rates. Interest rate risk should be moderate for intermediate-term bonds.

 . Income risk, which is the chance that falling interest rates will cause the Fund's income to decline. Income risk should be moderate for intermediate-term bond funds.

 . Credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, reducing the Fund's return. Credit risk should be low for the Fund.

 . Index sampling risk, which is the chance that the securities selected for the Fund do not provide investment performance matching that of the Index. Index sampling risk for the Fund should be low.

Performance/Risk Information
The following bar chart and table provide an indication of the risk of investing in the Fund. The bar chart shows the Fund's performance in each calendar year since inception. The table shows how the Fund's average annual returns for one calendar year and since inception compare with those of a market-weighted bond index. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

--------------------------------------------------------------------------------
                             Annual Total Returns*
--------------------------------------------------------------------------------

                                    [GRAPH]

                                1995     21.07%
                                1996      2.55%
                                1997      9.41%
                                1998     10.09%

--------------------------------------------------------------------------------
*Total return figures do not reflect the annual account maintenance fee of $10.
--------------------------------------------------------------------------------

   During the period shown in the bar chart, the highest return for a calendar quarter was 7.37% (quarter ended June 30, 1995) and the lowest return for a quarter was -2.52% (quarter ended March 31, 1996).

--------------------------------------------------------------------------------
         Average Annual Total Returns for Years Ended December 31, 1998
--------------------------------------------------------------------------------
                                                  1 Year        Since Inception*
--------------------------------------------------------------------------------
Vanguard Intermediate-Term Bond Index Fund**      10.09%            8.02%
Lehman Brothers 5-10 Year Government/Corporate
  Bond Index                                      10.14             8.12
--------------------------------------------------------------------------------
 *March 1, 1994.
**Total return figures do not reflect the annual account maintenance fee of $10.
--------------------------------------------------------------------------------

Fees and expenses
The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based upon those incurred in the fiscal year ended December 31, 1998.

          Shareholder Fees (fees paid directly from your investment)
          Sales Charge (Load) Imposed on Purchases:                       None*
          Sales Charge (Load) Imposed on Reinvested Dividends:            None
          Redemption Fees:                                                None
          Exchange Fees:                                                  None
          Account Maintenance Fee (for accounts under $10,000):  $2.50/quarter**

          Annual Fund Operating Expenses (expenses deducted from the Fund's assets)
          Management Expenses:                                            0.16%
          12b-1 Distribution Fees:                                        None
          Other Expenses:                                                 0.04%
            Total Annual Fund Operating Expenses:                         0.20%

           *A portfolio transaction fee of 0.23% may apply to aggregate purchases over $50 million by a single investor.
          **Vanguard will deduct an account maintenance fee from your dividends four times per year. If your distribution that month is less than the fee, fractional shares will be automatically redeemed to make up the difference.

10

  The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of each period.

     -------------------------------------------------------------------
               1 Year        3 Years        5 Years         10 Years
     -------------------------------------------------------------------
                $20           $64            $113             $255
     -------------------------------------------------------------------

  This example should not be considered to represent actual expenses or performance from the past or for the future. Actual future expenses may be higher or lower than those shown.

Additional Information

Dividends and Capital Gains
Dividends are declared daily and distributed on the first business day of each month; capital gains, if any, are distributed annually in December

Investment Adviser
Vanguard Fixed Income Group, Valley Forge, Pa., since inception

Inception Date
March 1, 1994

Net Assets as of June 30, 1999
$1.3 billion

Suitable for IRAs
Yes

Minimum Initial Investment
$3,000; $1,000 for IRAs and custodial accounts for minors

Newspaper Abbreviation
ITBond

Vanguard Fund Number
314

Cusip Number
921937306

Ticker Symbol
VBIIX

Fund Profile--Vanguard Long-Term Bond Index Fund

The following profile summarizes key features of Vanguard Long-Term Bond Index Fund.

Investment Objective
The Fund seeks to match the performance of a market-weighted bond index with a long-term dollar-weighted average maturity.

Investment Strategies
The Fund employs a "passively managed"--or index--investment approach, by holding a sample of bonds that seeks to match the performance of the Lehman Brothers Long Government/Corporate Bond Index. This Index is made up of all U.S. government, investment-grade corporate, and international dollar-denominated bonds, all with maturities greater than 10 years.

     The Fund invests at least 65% of its total assets in bonds represented in the Index. The remainder of its assets may be invested outside the Index, in bonds whose characteristics--including maturity, credit quality, and issuer type--are similar to those of the Index. To the extent that the Fund invests outside the Index, it may employ active management strategies. The Index and non-Index securities, in combination, will have characteristics and risks similar to the Index. The Fund maintains a dollar-weighted average maturity of between 20 and 30 years. For more information about passive management, see "Indexing Methods" under More on the Funds.

Primary Risks
The Fund is subject to several risks, any of which could cause investors to lose money. These include:

 .    Interest rate risk, which is the chance that bond prices overall will decline over short or even long periods due to rising interest rates. Interest rate risk is generally high for long-term bonds.

 .    Income risk, which is the chance that falling interest rates will cause the
     Fund's income to decline. Income risk is generally lower for long-term bond funds than for short-term bond funds.

 .    Credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, reducing the Fund's return. Credit risk should be low for the Fund.

 .    Index sampling risk, which is the chance that the securities selected for the Fund do not provide investment performance matching that of the Index. Index sampling risk for the Fund should be low.

Performance/Risk Information
The following bar chart and table provide an indication of the risk of investing in the Fund. The bar chart shows the Fund's performance in each calendar year since inception. The table shows how the Fund's average annual returns for one calendar year and since inception compare with those of a market-weighted bond index. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

12

--------------------------------------------------------------------------------
                             Annual Total Returns*
--------------------------------------------------------------------------------

                                    [CHART]

                             1995           29.72%
                             1996           -0.26%
                             1997           14.30%
                             1998           11.98%


--------------------------------------------------------------------------------
*Total return figures do not reflect the annual account maintenance fee of $10.
--------------------------------------------------------------------------------

     During the period shown in the bar chart, the highest return for a calendar quarter was 10.26% (quarter ended June 30, 1995) and the lowest return for a quarter was -6.17% (quarter ended March 31, 1996).

--------------------------------------------------------------------------------
         Average Annual Total Returns for Years Ended December 31, 1998
--------------------------------------------------------------------------------
                                                       1 Year   Since Inception*
--------------------------------------------------------------------------------
Vanguard Long-Term Bond Index Fund**                   11.98%        9.93%
Lehman Brothers Long Government/Corporate Bond Index   11.77        10.04
--------------------------------------------------------------------------------
 *March 1, 1994.
**Total return figures do not reflect the annual account maintenance fee of $10.
--------------------------------------------------------------------------------

Fees and expenses
The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based upon those incurred in the fiscal year ended December 31, 1998.

          Shareholder Fees (fees paid directly from your investment)
          Sales Charge (Load) Imposed on Purchases:              None*
          Sales Charge (Load) Imposed on Reinvested Dividends:   None
          Redemption Fees:                                       None
          Exchange Fees:                                         None
          Account Maintenance Fee (for accounts under $10,000):  $2.50/quarter**

          Annual Fund Operating Expenses (expenses deducted from the Fund's assets)
          Management Expenses:                                   0.15%
          12b-1 Distribution Fees:                               None
          Other Expenses:                                        0.05%
              Total Annual Fund Operating Expenses:              0.20%

           *A portfolio transaction fee of 0.21% may apply to aggregate purchases over $10 million by a single investor.
          **Vanguard will deduct an account maintenance fee from your dividends four times per year. If your distribution that month is less than the fee, fractional shares will be automatically redeemed to make up the difference.

    The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of each period.

--------------------------------------------------------------------------------
          1 Year      3 Years      5 Years     10 Years
--------------------------------------------------------------------------------
           $20          $64         $113        $255
--------------------------------------------------------------------------------

    This example should not be considered to represent actual expenses or performance from the past or for the future. Actual future expenses may be higher or lower than those shown.

Additional Information

Dividends and Capital Gains
Dividends are declared daily and distributed on the first business day of each month; capital gains, if any, are distributed annually in December

Investment Adviser
Vanguard Fixed Income Group, Valley Forge, Pa., since inception

Inception Date
March 1, 1994

Net Assets as of June 30, 1999
$275 million

Suitable for IRAs
Yes

Minimum Initial Investment
$3,000; $1,000 for IRAs and custodial accounts for minors

Newspaper Abbreviation
LTBond

Vanguard Fund Number
522

Cusip Number
921937405

Ticker Symbol
VBLTX

14


More on the Funds

The following sections discuss other important features of Vanguard Bond Index Funds, including indexing methods, security selection, additional risk information, costs and market-timing, turnover rate, and other investment policies and risks.

Why invest in index funds?
Index funds appeal to many investors for a number of reasons:

 .    Diversification. Index funds generally invest in a diversified mix of companies and industries.

 .    Low cost. Index funds are inexpensive to run as compared to actively managed funds. They have lower research costs and keep trading activity, and thus trading costs, to a minimum.

 .    Relative performance consistency. Because they seek to track market benchmarks, index funds by definition should not perform dramatically better or worse than their benchmarks.

Indexing Methods
In seeking to track a particular index, a fund generally uses one of two methods to select the stocks or bonds in which it invests.

     Some index funds hold each stock or bond found in their target indexes in about the same proportions as represented in the indexes themselves. This is called a "replication" method. For example, if 5% of the S&P 500 Index were made up of the stock of a specific company, a fund tracking that index would invest about 5% of its assets in that company.

     Other index funds may use a different security selection process. Because it would be impractical to buy and sell all of the securities held in certain indexes (the Lehman Brothers Aggregate Bond Index, for example, includes more than 7,200 bonds), funds tracking these larger indexes use a "sampling" technique. Using sophisticated computer programs, these funds select securities that will recreate their target indexes in terms of industry weightings, market capitalization, and other characteristics. For instance, if 30% of the Lehman Brothers Aggregate Bond Index were made up of mortgage-backed securities, the Total Bond Market Index Fund would invest about 30% of its assets in mortgage-backed securities that have similar characteristics as a group to those in the Index. Each of the Vanguard Bond Index Funds employs this method of indexing.

     The following table shows the number of bonds held by each of the Funds as of June 30, 1999.

--------------------------------------------------------------------------------
Fund                      Number of Bonds Held   Number of Bonds in Target Index
--------------------------------------------------------------------------------
Total Bond Market                 738                        7,520
Short-Term Bond                   235                        1,745
Intermediate-Term Bond            186                        1,374
Long-Term Bond                    171                        1,901
--------------------------------------------------------------------------------

Corporate Substitution Strategy
In "sampling" its target index, each Fund has the flexibility to overweight particular types of bonds relative to their representation in the index. For the Total Bond Market Index and Short-Term Bond Index Funds, this normally involves substituting corporate bonds for government bonds of the same maturity. The corporate substitution strategy in-creases a Fund's income, but also marginally increases exposure to credit risk, which is explained on page 17. The Funds limit corporate substitutions to bonds with less than approximately 4 years' remaining maturity, and each Fund will limit corporate substitutions to approximately 15% of its net assets.

Security Selection
The Total Bond Index Fund invests at least 80% of its total assets in securities included in its target index. The other Funds invest at least 65% of their total assets in securities included in their target indexes. Each Fund's target index is actually a subset of the Lehman Brothers Aggregate Bond Index (except for the Total Bond Index Fund, whose target index is the Lehman Brothers Aggregate Bond Index). This Index measures the total universe of investment-grade fixed-income securities in the U.S.--including government, corporate, mortgage-backed, asset-backed, and international dollar-denominated bonds, all with maturities over 1 year.

     As of June 30, 1999, each Fund's target index was composed of the following types of bonds:

--------------------------------------------------------------------------------
                                      Target Index Composition
                          ----------------------------------------------
                                                           International
                             U.S.                Mortgage-     Dollar-
Vanguard Fund             Government  Corporate   Backed     Denominated   Total
--------------------------------------------------------------------------------
Total Bond Market Index     43.4%       18.7%      33.4%        4.5%        100%
--------------------------------------------------------------------------------
Short-Term Bond Index       77.1%       17.7%       0.0%        5.2%        100%
--------------------------------------------------------------------------------
Intermediate-Term
  Bond Index                54.7%       33.1%       0.0%       12.2%        100%
--------------------------------------------------------------------------------
Long-Term Bond Index        63.2%       30.7%       0.0%        6.1%        100%
--------------------------------------------------------------------------------

An explanation of each type of bond follows.

 .    U.S. government securities include U.S. Treasury and agency bonds, which represent loans by investors to the U.S. Treasury Department or a wide variety of governmental agencies and instrumentalities. Timely payment of principal and interest on U.S. Treasury bonds is always guaranteed by the full faith and credit of the U.S. government; many (but not all) agency bonds have the same guarantee.

 .    Corporate bonds are IOUs issued by businesses that want to borrow money for some purpose--often to develop a new product or service, to expand into a new market, or to buy another company. As with other types of bonds, the issuer promises to repay the principal on a specific date and to make interest payments in the meantime. The amount of interest offered depends on market conditions and also on the financial health of the corporation issuing the bonds; a company whose credit rating is not strong will have to offer a higher interest rate to obtain buyers for its bonds. (Note: The
     Bond Index Funds expect to invest only in investment-grade corporate bonds, which are corporate bonds rated in one of the four highest rating categories by independent bond-rating agencies).

 .    Mortgage-backed securities represent interests in underlying pools of mortgages. Unlike ordinary bonds, which generally pay a fixed rate of interest at regular intervals and then pay principal upon maturity, mortgage-backed securities pay both interest and principal as part of their regular payments. Because the mortgages underlying the securities can be prepaid at any time by homeowners or corporate borrowers, mortgage-backed securities are subject to prepayment risk, discussed later in this prospectus. These types of securities are issued by a number of government agencies, including the Government National Mortgage Association (GNMA or "Ginnie Mae"), the Federal Home Loan Mortgage Corporation (FHLMC), and the Federal National Mortgage Association (FNMA or "Fannie Mae"). GNMAs are guaranteed by the full faith and credit of the U.S. government as to the timely payment of principal and interest; mortgage securities issued by other government agencies or private corporations are not.
          (Note: The Total Bond Market Index Fund may also invest to a lesser extent in conventional mortgage securities, which are packaged by private corporations and are not guaranteed by the U.S. government.)

 .    International dollar-denominated bonds (or yankee bonds) are bonds denominated in U.S. dollars issued by foreign governments and companies. Because the bond's value is designated in dollars rather than the currency of the issuer's country, the investor is not exposed to currency risk; rather, the issuer assumes that risk, usually in order to attract U.S. investors.

16

                                PLAIN TALK ABOUT

                            Bonds and Interest Rates

As a rule, when interest rates rise, bond prices fall. The opposite is also true: Bond prices go up when interest rates fall. Why do bond prices and interest rates move in opposite directions? Let's assume that you hold a bond offering a 5% yield. A year later, interest rates are on the rise and bonds are offered with a 6% yield. With higher-yielding bonds available, you would have trouble selling your 5% bond for the price you paid--causing you to lower your asking price. On the other hand, if interest rates were falling and 4% bonds were being offered, you should be able to sell your 5% bond for more than you paid.

                                PLAIN TALK ABOUT

                                Bond Maturities

A bond is issued with a specific maturity date--the date when the bond's issuer, or seller, must pay back the bond's initial value (known as its "face value"). Bond maturities generally range from less than one year (short-term) to more than 30 years (long-term). The longer a bond's maturity, the more risk you, as a bond investor, face as interest rates rise--but also the more interest you could receive. Long-term bonds are more suitable for investors willing to take greater risks in hope of higher yields; short-term bond investors should be willing to accept lower yields in return for less fluctuation in the value of their investment.

Additional Risk Information

The Funds are subject to several risks associated with investments in bonds.

Each Fund is subject to interest rate risk, which is the possibility that bond prices overall will decline over short or even long periods due to rising interest rates. Interest rate risk should be low for shorter-term bonds, moderate for intermediate-term bonds, and high for longer-term bonds.

Changes in interest rates will affect bond income as well as bond prices.

Each Fund is subject to income risk, which is the possibility that a Fund's dividends (income) will decline due to falling interest rates. Income risk is generally higher for short-term bonds and lower for long-term bonds.

     In the past, bond investors have seen the value of their investment rise and fall--sometimes significantly--with changes in interest rates. Between December 1976 and September 1981, for instance, rising interest rates caused long-term bond prices to fall by almost 48%.

     Because each Fund invests mainly in bonds, changes in interest rates will impact, to varying degrees, the value of each Fund's assets. To illustrate how much of an impact, the following table shows the effect of a 2% change (both up and down) in interest rates on three bonds with a face value of $1,000; each has a different maturity.

--------------------------------------------------------------------------------
                    How Interest Rate Changes Affect Bonds*
--------------------------------------------------------------------------------
                             Value of a $1,000 Bond       Value of a $1,000 Bond
                              After a 2% Increase          After a 2% Decrease
Type of Bond (Maturity)        in Interest Rates           in Interest Rates
--------------------------------------------------------------------------------
Short-Term (2.5 years)               $956                       $1,046
Intermediate-Term (10 years)          870                        1,156
Long-Term (20 years)                  816                        1,251
--------------------------------------------------------------------------------
*Assuming a 7% yield.
--------------------------------------------------------------------------------

     These figures are for illustration only; you should not regard them as an indication of future returns from the bond market as a whole or any Fund in particular.

     While falling interest rates tend to strengthen bond prices, they can cause other sorts of problems for bond fund investors--bond calls and prepayments.

Because it invests in mortgage-backed securities, the Total Bond Market Index Fund is subject to prepayment risk, which is the possibility that during periods of falling interest rates, a homeowner will repay a higher-yielding mortgage earlier than scheduled. Forced to reinvest the unanticipated proceeds at lower rates, the Fund would experience a decline in income and lose the opportunity for additional price appreciation associated with falling rates.

     With only a portion of its assets invested in mortgage-backed securities, prepayment risk for the Total Bond Market Index Fund is moderate.

Each Fund is subject to credit risk, which is the possibility that a bond issuer will fail to pay interest and principal in a timely manner.

     The credit quality of each Fund is expected to be very high, and thus credit risk should be low. The following table shows the weighted average credit quality of each Fund's holdings and that of its target index, as rated by Moody's Investors Service, as of June 30, 1999.

--------------------------------------------------------------------------------
                                            Average Credit Quality
                                    -------------------------------------
Fund                                Fund's Holdings          Target Index
--------------------------------------------------------------------------------
Total Bond Market                        Aa1                      Aaa
Short-Term Bond                          Aa1                      Aaa
Intermediate-Term Bond                   Aa1                      Aaa
Long-Term Bond                           Aa1                      Aaa
--------------------------------------------------------------------------------

Each Fund is subject to index sampling risk, which is the chance that the securities selected for a Fund do not provide investment performance matching that of the Index. Index sampling risk for each Fund should be low.

                                PLAIN TALK ABOUT

                                 Credit Quality

A bond's credit quality depends on the issuer's ability to pay interest on the bond and, ultimately, to repay the debt. The lower the rating by one of the independent bond-rating agencies (for example, Moody's or Standard & Poor's), the greater the chance (in the rating agency's opinion) that the bond issuer will default, or fail to meet its payment obligations. All things being equal, the lower a bond's credit rating, the higher its yield should be to compensate investors for assuming additional risk. Bonds rated in one of the four highest rating categories are considered "investment grade."

18


                                PLAIN TALK ABOUT

                             The Costs of Investing

Costs are an important consideration in choosing a mutual fund. That's because you, as a shareholder, pay the costs of operating a fund, plus any transaction costs associated with the fund's buying and selling of securities. These costs can erode a substantial portion of the gross income or capital appreciation a fund achieves. Even seemingly small differences in fund expenses can, over time, have a dramatic effect on a fund's performance.

     To a limited extent, the Funds are also exposed to event risk, which is the possibility that corporate fixed-income securities held by the Funds may suffer a substantial decline in credit quality and market value due to a corporate restructuring.

     The Funds are generally managed without regard to tax ramifications.

     To help you distinguish between the Funds and their various risks, a summary table is provided below.

--------------------------------------------------------------------------------
                               Risks of the Funds
--------------------------------------------------------------------------------
                                                          Prepayment/
                          Income         Interest            Call        Credit
Fund                       Risk         Rate Risk            Risk         Risk
--------------------------------------------------------------------------------
Total Bond Market        Moderate       Moderate           Moderate       Low
Short-Term Bond            High           Low                Low          Low
Intermediate-Term Bond   Moderate       Moderate             Low          Low
Long-Term Bond             Low            High               Low          Low
--------------------------------------------------------------------------------

Account Maintenance Fee
Vanguard assesses an account maintenance fee on index fund shareholders whose account balances are below $10,000 (for any reason, including a decline in the value of a Fund's shares) on the date a dividend is distributed. This fee is intended to allocate the costs of maintaining accounts more equitably among shareholders. The account maintenance fee is $2.50 per quarter, deducted from dividends, if your account balance is below $10,000 during the last week of January, April, July, and October. If the fee is deducted from your dividend distribution, you will still be taxed on the full amount of your dividend (unless you hold your shares through a non-taxable account). If you are due a dividend that is less than the fee, fractional shares will be automatically redeemed to make up the difference.

Costs and Market-Timing
Some investors try to profit from a strategy called market-timing--switching money into investments when they expect prices to rise, and taking money out when they expect prices to fall. As money is shifted in and out, a fund incurs expenses for buying and selling securities. These costs are borne by all fund shareholders, including the long-term investors who do not generate the costs. Therefore, Vanguard Bond Index Funds have adopted the following policies, among others, to discourage short-term trading:

 .    Each Fund reserves the right to reject any purchase request--including exchanges from other Vanguard funds--that it regards as disruptive to the efficient management of the Fund. This could be because of the timing of the investment or because of a history of excessive trading by the investor.

 .    There is a limit on the number of times you can exchange into or out of a
     Fund (see "Redeeming Shares" in the Investing with Vanguard section).

 .    Each Fund reserves the right to stop offering shares at any time.

     The Vanguard funds do not permit market-timing. Do not invest in these Funds if you are a market-timer.

Turnover Rate
Although the Funds generally seek to invest for the long term, they may sell securities regardless of how long the securities have been held. Shorter-term bonds will mature or be sold, and need to be replaced, more frequently than longer-term bonds. As a result, shorter-term bond funds tend to have higher turnover rates than longer-term bond funds.

Other Investment Policies and Risks
Besides investing in fixed-income securities comprising its target index, each Fund may invest up to 35% of its total assets, 20% in the case of the Total Bond Index Fund, in fixed income securities not in the target index. The Funds may purchase non-public, investment-grade securities, generally referred to as 144A securities, as well as smaller public issues or medium-term notes not included in the index due to the small size of the issue. The vast majority of these securities will have characteristics and risks similar to those in the target indexes. The Short-Term, Intermediate-Term, and Long-Term Bond Index Funds may also purchase securities that are outside of their target indexes, but are within the larger Lehman Brothers Aggregate Bond Index. Each Fund may also purchase money market instruments and certain derivatives in order to manage cash flow into and out of the Fund, reduce the Fund's transaction costs, or add value when these instruments are favorably priced.

The Funds may invest, to a limited extent, in derivatives.

     The Funds may invest, to a limited extent, in bond (interest rate) futures and options contracts and other types of derivatives. Losses (or gains) involving futures can sometimes be substantial--in part because a relatively small price movement in a futures contract may result in an immediate and substantial loss (or gain) for a fund. The Funds will not use futures for speculative purposes or as leveraged investments that magnify the gains or losses of an investment. The value of all futures and options contracts in which a Fund acquires an interest cannot exceed 20% of the Fund's total assets. The reasons for which a Fund will invest in futures and options are:

 .    To keep cash on hand to meet shareholder redemptions or other needs while simulating full investment in bonds.

 .    To reduce the Fund's transaction costs or add value when these instruments are favorably priced.

     The Funds may also invest in a relatively conservative class of collateralized mortgage obligations (CMOs), which offer a high degree of cash-flow predictability and less vulnerability to mortgage prepayment risk. To reduce credit risk, a Fund may purchase these less-risky classes of CMOs only if they are issued by agencies of the U.S. government or, if issued by private companies, carry high-quality investment-grade ratings.

                                PLAIN TALK ABOUT

                                 Turnover Rate

Before investing in a mutual fund, you should review its turnover rate. This gives an indication of how transaction costs could affect the fund's future returns. In general, the greater the volume of buying and selling by the fund, the greater the impact that brokerage commissions and other transaction costs will have on its return. Also, funds with high turnover rates may be more likely to generate capital gains that must be distributed to shareholders as income subject to taxes. The average turnover rate for passively managed domestic bond funds is roughly 69%; for all domestic bond funds, the average turnover rate is approximately 90%, according to Morningstar, Inc.

                                PLAIN TALK ABOUT

                                  Derivatives

A derivative is a financial contract whose value is based on (or "derived" from) a traditional security (such as a stock or a bond), an asset (such as a commodity like gold), or a market index (such as the S&P 500 Index). Futures and options are derivatives that have been trading on regulated exchanges for more than two decades. These "traditional" derivatives are standardized contracts that can easily be bought and sold, and whose market values are determined and published daily. It is these characteristics that differentiate futures and options from the relatively new types of derivatives. If used for speculation or as leveraged investments, derivatives can carry considerable risks.

20

                                PLAIN TALK ABOUT

                     Vanguard's Unique Corporate Structure

The Vanguard Group is truly a mutual mutual fund company. It is owned jointly by the funds it oversees and thus indirectly by the shareholders in those funds. Most other mutual funds are operated by for-profit management companies that may be owned by one person, by a group of individuals, or by investors who own the management company's stock. By contrast, Vanguard provides its services on an "at-cost" basis, and the funds' expense ratios reflect only these costs. No separate management company reaps profits or absorbs losses from operating the funds.

The Funds and Vanguard

Vanguard Bond Index Funds are members of The Vanguard Group, a family of more than 35 investment companies with more than 100 distinct investment portfolios holding assets with more than $510 billion. All of the Vanguard funds share in the expenses associated with business operations, such as personnel, office space, equipment, and advertising.

     Vanguard also provides marketing services to the funds. Although shareholders do not pay sales commissions or 12b-1 distribution fees, each fund pays its allocated share of The Vanguard Group's marketing costs.

Investment Adviser

Vanguard's Fixed Income Group (the Group), P.O. Box 2600, Valley Forge, PA 19482, provides advisory services on an at-cost basis to Vanguard Bond Index Funds. For the fiscal year ended December 31, 1998, the Funds' advisory fees represented an effective annual rate of 0.01% of each Fund's average net assets.

     The Funds have authorized the Group to choose brokers or dealers to handle the purchase and sale of securities for the Funds, and to get the best available price and most favorable execution from these brokers or dealers with respect to all transactions. The Funds may direct the Group to use a particular broker for certain transactions in exchange for commission rebates or research services provided to the funds.


                                PLAIN TALK ABOUT

                               The Funds' Adviser

Vanguard Fixed Income Group provides investment advisory services to many Vanguard funds; as of December 31, 1998, the Group managed more than $127 billion in total assets.

     The individuals responsible for overseeing the implementation of the Funds' investment strategies are:

     Ian A. MacKinnon, Managing Director of Vanguard; has worked in investment management since 1974; primary responsibility for Vanguard's internal fixed-income policy and strategy since 1981; B.A., Lafayette College; M.B.A., Pennsylvania State University.

     Kenneth E. Volpert, CFA, Principal, and head of Vanguard's Bond Index Group; Fund Manager of the Total Bond Market and Intermediate-Term Bond Index Funds since their inception; has worked in investment management since 1981; has managed portfolio investments since 1982; B.S., University of Illinois; M.B.A., University of Chicago.

     Felix B. Lim, Fund Manager of the Short-Term and Long-Term
Bond Index Funds since January 2000; has worked in investment management since completing his education in 1996; worked as credit analyst until January 2000; joined Vanguard in January 1999; B.A. and M.S., University of Pennsylvania (Wharton School).

Dividends, Capital Gains, and Taxes

As a shareholder, you are entitled to your share of a Fund's net income (interest less expenses). The Funds' income dividends accrue daily and are distributed monthly; capital gains distributions generally occur in December. In addition, the Funds may occasionally be required to make supplemental capital gains distributions at some other time during the year.

     You can receive distributions of income or capital gains in cash, or you can have them automatically invested in more shares of the Funds. In either case, these distributions are taxable to you. It is important to note that distributions of dividends and capital gains that are declared in December--if paid to you by the end of January--are taxed as if they had been paid to you in December.

     If you have chosen to receive dividend and/or capital gains distributions in cash, and the postal or other delivery service is unable to deliver checks to your address of record, we will change the distribution option so that all dividends and other distributions are automatically invested in additional shares. We will not pay interest on uncashed distribution checks.

     Vanguard will send you a statement each year showing the tax status of all your distributions.

 .    The dividends and short-term capital gains that you receive are considered ordinary income for tax purposes.

 .    Any distributions of net long-term capital gains by a Fund are taxable to you as long-term capital gains, no matter how long you've owned shares in the Fund.

 .    Although the Funds do not seek to realize capital gains, such gains are realized from time to time as by-products of their ordinary investment activities. Consequently, distributions may vary from year to year.

 .    If you sell or exchange shares, any gain or loss you have is a taxable event. This means that you may have a capital gain to report as income, or a capital loss to report as a deduction, when you complete your federal income tax return.

 .    Distributions of dividends or capital gains, and capital gains or losses from your sale or exchange of Fund shares, may be subject to state and local income taxes as well.

     The tax information in this prospectus is provided as general information and will not apply to you if you are investing through a tax-deferred account such as an IRA or a qualified employee benefit plan. (Non-U.S. investors may be subject to U.S. withholding and estate tax.) You should consult your tax adviser about the tax consequences of an investment in any of the Funds.

     Important Note: By law, each Fund must withhold 31% of your taxable distributions and any redemption proceeds if you do not provide your correct taxpayer identification number, or certify that it is correct, or if the IRS instructs the Fund to do so.

                                PLAIN TALK ABOUT

                                 Distributions

As a shareholder, you are entitled to your share of the fund's income from interest, and gains from the sale of investments. You receive such earnings as either an income dividend or a capital gains distribution. Income dividends come from interest the fund earns from its money market and bond investments. Capital gains are realized whenever the fund sells securities for higher prices than it paid for them. These capital gains are either short-term or long-term depending on whether the fund held the securities for less than or more than one year.

                                PLAIN TALK ABOUT

                            "Buying a Capital Gain"

Unless you are investing through a tax-deferred retirement account (such as an IRA), it is not to your advantage to buy shares of a fund shortly before it makes a capital gains distribution, because doing so can cost you money in taxes. This is known as "buying a capital gain." For example: On December 15, you invest $5,000, buying 250 shares for $20 each. If the fund pays a capital gains distribution of $1 per share on December 16, its share price would drop to $19 (not counting market change). You still have only $5,000 (250 shares x $19 = $4,750 in share value, plus 250 shares x $1 = $250 in capital gains distributions), but you owe tax on the $250 distribution you received, even if you had reinvested it in more shares. To avoid "buying a capital gain," check a fund's distribution schedule before you invest.

22




Share Price

Each Fund's share price, called its net asset value, or NAV, is calculated each business day after the close of trading on the New York Stock Exchange (the NAV is not calculated on holidays or other days the Exchange is closed). Net asset value per share for the Short-, Intermediate-, and Long-Term Bond Index Funds is computed by adding up the total value of the Fund's investments and other assets, subtracting any of its liabilities (debts), and then dividing by the number of Fund shares outstanding:

                                     Total Assets - Liabilities
               Net Asset Value =  ---------------------------------
                                    Number of Shares Outstanding

     Net asset value per share for the Total Bond Market Index Fund is computed in a similar way, by dividing the net assets attributed to each class by the number of Fund shares outstanding for each class.

     Knowing the daily net asset value is useful to you as a shareholder because it indicates the current value of your investment. A Fund's NAV, multiplied by the number of shares you own, gives you the dollar amount you would have received had you sold all of your shares back to the Fund that day.

     A Note on Pricing: Each Fund's investments will be priced at their market value when market quotations are readily available. When these quotations are not readily available, investments will be priced at their fair value, calculated according to procedures adopted by the Funds' Board of Trustees.

     Each Fund's share price can be found daily in the mutual fund listings of most major newspapers under the heading "Vanguard Index Funds." Different newspapers use different abbreviations for each Fund, but the most common are TotBd, STBond, ITBond, and LTBond.

Financial Highlights

The following financial highlights tables are intended to help you understand each Fund's financial performance for the past five years or since inception, and certain information reflects financial results for a single Fund share in each case. The total returns in each table represent the rate that an investor would have earned or lost each year on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the financial statements audited by PricewaterhouseCoopers LLP, independent accountants, whose report--along with each Funds' financial statements--is included in the Funds' most recent annual report to shareholders. You may have the annual report sent to you without charge by contacting Vanguard.

------------------------------------------------------------------------------------------------------------------------------------

                                                                          Vanguard Total Bond Market Index Fund
                                                                                     Investor Shares
                                                                                 Year Ended December 31,
                                    Six Months Ended  ------------------------------------------------------------------------------
                                     June 30, 1999        1998             1997           1996           1995           1994
------------------------------------------------------------------------------------------------------------------------------------

Net Asset Value,
Beginning of Period                     $ 10.27        $ 10.09           $ 9.84        $ 10.14         $ 9.17        $ 10.06
------------------------------------------------------------------------------------------------------------------------------------

Investment Operations
  Net Investment Income                    .304           .624             .645           .640           .650           .622
  Net Realized and Unrealized
    Gain (Loss) on Investments            (.445)          .218             .250          (.300)          .970          (.888)
                                    -----------------------------------------------------------------------------------------------

   Total from Investment
   Operations                             (.141)          .842             .895           .340          1.620          (.266)
                                    -----------------------------------------------------------------------------------------------

Distributions
  Dividends from Net Investment
  Income                                  (.304)         (.624)           (.645)         (.640)         (.650)         (.622)
  Distributions from Realized
  Capital Gains                           (.015)         (.038)              --             --             --          (.002)
                                    -----------------------------------------------------------------------------------------------

    Total Distributions                   (.319)         (.662)           (.645)         (.640)         (.650)         (.624)
-----------------------------------------------------------------------------------------------------------------------------------

Net Asset Value, End of Period           $ 9.81        $ 10.27          $ 10.09        $  9.84        $ 10.14         $ 9.17
===================================================================================================================================

Total Return*                            -1.41%          8.58%            9.44%          3.58%         18.18%         -2.66%
===================================================================================================================================

Ratios/Supplemental Data
  Net Assets, End of Period
  (Millions)                            $ 8,787        $ 7,765          $ 5,129        $ 2,962        $ 2,405        $ 1,731
  Ratio of Total Expenses to
    Average Net Assets                    0.20%+         0.20%            0.20%          0.20%          0.20%          0.18%
  Ratio of Net Investment Income
    to Average Net Assets                 6.08%+         6.10%            6.54%          6.54%          6.66%          6.57%
  Turnover Rate                             61%            57%**            39%            39%            36%            33%
===================================================================================================================================

* Total return figures do not reflect the annual account maintenance fee of $10. **Turnover rate excluding in-kind redemptions was 56%.
+ Annualized.


                                PLAIN TALK ABOUT
                   How to Read the Financial Highlights Tables

This explanation uses the Total Bond Market Index Fund Investor Shares as an example. The six months ended June 30, 1999, began with a net asset value (price) of $10.27 per share. During the six months, the Fund earned $.304 per share from investment income (interest and dividends). There was a decline of $.445 per share in the value of investments held or sold by the Fund, resulting in a net decline of $.141 from investment operations.

     Shareholders received $.319 per share in the form of dividend and capital gains distributions. A portion of each year's distributions may come from the prior year's income or capital gains.

     The earnings decline of $.141 per share minus the distributions ($.319 per share) resulted in a share price of $9.81 at the end of the year. This was a decrease of $.46 per share (from $10.27 at the beginning of the year to $9.81 at the end of the six months). For a shareholder who reinvested the distributions in the purchase of more shares, the total return from the Fund was -1.41% for the six months.

     As of June 30, 1999, the Fund had $8.79 billion in net assets. For the six months, its expense ratio was 0.20% ($2.00 per $1,000 of net assets); and its net investment income amounted to 6.08% of its average net assets. It sold and replaced securities valued at 61% of its net assets.

24


------------------------------------------------------------------------------------------------------------------------------------

                                                                        Vanguard Short-Term Bond Index Fund
                                                                                Year Ended December 31,
                                            Six Months Ended   ---------------------------------------------------      Mar. 1* to
                                               June 30, 1999         1998         1997         1996         1995     Dec. 31, 1994
------------------------------------------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of Period                  $10.10       $10.00        $9.92       $10.07        $9.50            $10.00
------------------------------------------------------------------------------------------------------------------------------------

Investment Operations
  Net Investment Income                                 .263         .574         .597         .587         .623              .463
  Net Realized and Unrealized Gain
  (Loss) on Investments                                (.206)        .168         .080        (.146)        .570             (.500)
                                              -------------------------------------------------------------------------------------

      Total from Investment Operations                  .057         .742         .677         .441        1.193             (.037)
Distributions
  Dividends from Net Investment Income                 (.263)       (.574)       (.597)       (.587)       (.623)            (.463)
  Distributions from Realized Capital Gains            (.034)       (.068)          --        (.004)          --                --
                                              -------------------------------------------------------------------------------------
      Total Distributions                              (.297)       (.642)       (.597)       (.591)       (.623)            (.463)
------------------------------------------------------------------------------------------------------------------------------------

Net Asset Value, End of Period                         $9.86       $10.10       $10.00        $9.92       $10.07             $9.50
====================================================================================================================================


Total Return**                                         0.57%        7.63%        7.04%        4.55%       12.88%            -0.37%
====================================================================================================================================


Ratios/Supplemental Data
  Net Assets, End of Period (Millions)                 $937         $709         $446         $328         $208               $77
  Ratio of Total Expenses to Average Net Assets        0.20%+       0.20%        0.20%        0.20%        0.20%           0.18%+
  Ratio of Net Investment Income to
  Average Net Assets                                   5.33%+       5.68%        6.03%        5.93%        6.28%           5.77%+
  Turnover Rate                                         122%         112%          88%          65%          65%              53%
====================================================================================================================================


* Subscription period for the Fund was from January 18, 1994, through February 28, 1994, during which time all assets were held in money market instruments.
**Total return figures do not reflect the annual account maintenance fee of $10. + Annualized.


------------------------------------------------------------------------------------------------------------------------------------

                                                                   Vanguard Intermediate-Term Bond Index Fund
                                                                             Year Ended December 31,
                                            Six Months Ended   ---------------------------------------------------      Mar. 1* to
                                               June 30, 1999         1998         1997         1996         1995     Dec. 31, 1994
------------------------------------------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of Period                  $10.48       $10.20        $9.96       $10.37        $9.18            $10.00
------------------------------------------------------------------------------------------------------------------------------------

Investment Operations
  Net Investment Income                                 .317         .647         .661         .648         .661              .533
  Net Realized and Unrealized Gain
  (Loss) on Investments                               (.616)         .353         .240       (.406)        1.217            (.820)
                                              -------------------------------------------------------------------------------------
    Total from Investment Operations                  (.299)        1.000         .901         .242        1.878            (.287)
                                              -------------------------------------------------------------------------------------
Distributions
  Dividends from Net Investment Income                (.317)       (.647)       (.661)       (.648)       (.661)            (.533)
  Distributions from Realized Capital Gains           (.034)       (.073)           --       (.004)       (.027)                --
                                              -------------------------------------------------------------------------------------
    Total Distributions                               (.351)       (.720)       (.661)       (.652)       (.688)            (.533)
------------------------------------------------------------------------------------------------------------------------------------

Net Asset Value, End of Period                         $9.83       $10.48       $10.20        $9.96       $10.37             $9.18
====================================================================================================================================


Total Return**                                        -2.90%       10.09%        9.41%        2.55%       21.07%            -2.88%
====================================================================================================================================


Ratios/Supplemental Data
  Net Assets, End of Period (Millions)                $1,347       $1,102         $687         $460         $346               $71
  Ratio of Total Expenses to Average Net Assets        0.20%+       0.20%        0.20%        0.20%        0.20%             0.18%+
  Ratio of Net Investment Income to
  Average Net Assets                                   6.30%+       6.23%        6.64%        6.54%        6.55%             6.88%
  Turnover Rate                                         155%          77%          56%          80%          71%               63%
====================================================================================================================================


 * Subscription period for the Fund was from January 18, 1994, through February 28, 1994, during which time all assets were held in money market instruments.
** Total return figures do not reflect the annual account maintenance fee of
   $10.
 + Annualized.

------------------------------------------------------------------------------------------------------------------------------------

                                                                       Vanguard Long-Term Bond Index Fund
                                                                             Year Ended December 31,
                                            Six Months Ended   ---------------------------------------------------      Mar. 1* to
                                               June 30, 1999         1998         1997         1996         1995     Dec. 31, 1994
------------------------------------------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of Period                  $11.32       $10.78       $10.08       $10.82        $8.96            $10.00
------------------------------------------------------------------------------------------------------------------------------------

Investment Operations
  Net Investment Income                                 .328         .666         .678         .674         .692              .586
  Net Realized and Unrealized Gain
  (Loss) on Investments                              (1.011)         .588         .700       (.731)        1.884           (1.040)
    Total from Investment Operations                  (.683)        1.254        1.378       (.057)        2.576            (.454)
Distributions
  Dividends from Net Investment Income                (.328)       (.666)       (.678)       (.674)       (.692)            (.586)
  Distributions from Realized Capital Gains           (.019)       (.048)           --       (.009)       (.024)                --
    Total Distributions                               (.347)       (.714)       (.678)       (.683)       (.716)            (.586)
------------------------------------------------------------------------------------------------------------------------------------

Net Asset Value, End of Period                        $10.29       $11.32       $10.78       $10.08       $10.82             $8.96
====================================================================================================================================


Total Return**                                        -6.12%       11.98%       14.30%       -0.26%       29.72%            -4.53%
------------------------------------------------------------------------------------------------------------------------------------


Ratios/Supplemental Data
  Net Assets, End of Period (Millions)                  $275         $210          $88          $44          $24                $9
  Ratio of Total Expenses to Average Net Assets        0.20%+       0.20%        0.20%        0.20%        0.20%             0.18%+
  Ratio of Net Investment Income to
  Average Net Assets                                   6.15%+       6.01%        6.66%        6.75%        6.90%             7.70%+
  Turnover Rate                                          67%          57%          58%          46%          45%               70%
====================================================================================================================================


* Subscription period for the Fund was from January 18, 1994, through February 28, 1994, during which time all assets were held in money market instruments.
**Total return figures do not reflect the annual account maintenance fee of $10. + Annualized.


"Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc.

26


Investing with Vanguard

Are you looking for the most convenient way to open or add money to a Vanguard account? Obtain instant access to fund information? Establish an account for a minor child or for your retirement savings?

Vanguard can help. Our goal is to make it easy and pleasant for you to do business with us.

The following sections of the prospectus briefly explain the many services we offer. Booklets providing detailed information are available on the services marked with a [GRAPHIC]. Please call us to request copies.

Services and Account Features

Vanguard offers many services that make it convenient to buy, sell, or exchange shares, or to obtain fund or account information.
--------------------------------------------------------------------------------
Telephone Redemptions (Sales and Exchanges)
Automatically set up for these Funds unless you notify us otherwise.
--------------------------------------------------------------------------------
Checkwriting   [GRAPHIC]
Method for drawing money from your account by writing a check for $250 or more.
--------------------------------------------------------------------------------
Vanguard Direct Deposit Service  [GRAPHIC]
Automatic method for depositing your paycheck or U.S. government payment (including Social Security and government pension checks) into your account.
--------------------------------------------------------------------------------
Vanguard Automatic Exchange Service  [GRAPHIC]
Automatic method for moving a fixed amount of money from one Vanguard fund account to another.
--------------------------------------------------------------------------------
Vanguard Fund Express(R)  [GRAPHIC]
Electronic method for buying or selling shares. You can transfer money between your Vanguard fund account and an account at your bank, savings and loan, or credit union on a systematic schedule or whenever you wish.
--------------------------------------------------------------------------------
Vanguard Dividend Express   [GRAPHIC]
Electronic method for transferring dividend and/or capital gains distributions directly from your Vanguard fund account to your bank, savings and loan, or credit union account.
--------------------------------------------------------------------------------
Vanguard Tele-Account(R) 1-800-662-6273 (ON-BOARD)  [GRAPHIC]
Toll-free 24-hour access to Vanguard fund and account informationas well as some transactionsby using any touch-tone phone. Tele-Account provides total return, share price, price change, and yield quotations for all Vanguard funds; gives your account balances and history (e.g., last transaction, latest dividend distribution); and allows you to sell or exchange fund shares.
--------------------------------------------------------------------------------
Access Vanguard(TM) www.vanguard.com
You can use your personal computer to perform certain transactions for most Vanguard funds by accessing our website. To establish this service, you must register through the website. We will then send to you, by mail, an account access password that allows you to process the following financial and administrative transactions online:
 .  Open a new account.*
 .  Buy, sell, or exchange shares of most funds.
 .  Change your name/address.
 .  Add/change fund options (including dividend options, Vanguard Fund Express, bank instructions, checkwriting, and Vanguard Automatic Exchange Service). *Only current Vanguard shareholders can open a new account online, by exchanging shares from other existing Vanguard accounts.
--------------------------------------------------------------------------------
Investor Information Department: 1-800-662-7447 (SHIP) Text Telephone: 1-800-952-3335 Call Vanguard for information on our funds, fund services, and retirement accounts, and to request literature.
--------------------------------------------------------------------------------
Client Services Department: 1-800-662-2739 (CREW) Text Telephone: 1-800-749-7273 Call Vanguard for information on your account, account transactions, and account statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Services for Clients of Vanguard's Institutional Division: 1-888-809-8102 Vanguard's Institutional Division offers a variety of specialized services for large institutional investors, including the ability to effect account transactions through private electronic networks and third-party recordkeepers.
--------------------------------------------------------------------------------


Types of Accounts

Individuals and institutions can establish a variety of accounts with Vanguard.
--------------------------------------------------------------------------------
For One or More People
Open an account in the name of one (individual) or more (joint tenants) people.
--------------------------------------------------------------------------------
For Holding Personal Trust Assets [GRAPHIC]
Invest assets held in an existing personal trust.
--------------------------------------------------------------------------------
For Individual Retirement Accounts  [GRAPHIC]
Open a traditional IRA account or a Roth IRA account. Eligibility and other requirements are established by federal law and Vanguard custodial account agreements. For more information, please call 1-800-662-7447 (SHIP).
--------------------------------------------------------------------------------
For an Organization  [GRAPHIC]
Open an account as a corporation, partnership, endowment, foundation, or other entity.
--------------------------------------------------------------------------------
For Third-Party Trustee Retirement Investments
Open an account as a retirement trust or plan based on an existing corporate or institutional plan. These accounts are established by the trustee of the existing plan.
--------------------------------------------------------------------------------
Vanguard Prototype Plans
Open a variety of retirement accounts using Vanguard prototype plans for individuals, sole proprietorships, and small businesses. For more information, please call 1-800-662-2003.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
A Note on Investing with Vanguard Through Other Firms
You may purchase or sell Fund shares through a financial intermediary such as a bank, broker, or investment adviser. If you invest with Vanguard through an intermediary, please read that firm's program materials carefully to learn of any special rules that may apply. For example, special terms may apply to additional service features, fees or other policies. Consult your intermediary to determine when your order will be priced.
--------------------------------------------------------------------------------


Buying Shares

You buy your shares at the Fund's next-determined net asset value after Vanguard receives your request. As long as your request is received before the close of trading on the New York Stock Exchange, generally 4 p.m. Eastern time, you will buy your shares at that day's net asset value. You may convert Investor Shares of the Total Bond Market Index Fund into Institutional Shares provided that you meet the minimum initial requirements for Institutional Shares.
--------------------------------------------------------------------------------
Minimum Investment to . . .
open a new account
$3,000 (regular account); $1,000 (traditional IRAs and Roth IRAs).

add to an existing account
$100 by mail or exchange; $1,000 by wire.
--------------------------------------------------------------------------------
A Note on Low Balances
Each Fund reserves the right to close any nonretirement account whose balance falls below the minimum initial investment. The Fund will deduct a $10 annual fee in June if your nonretirement account balance at that time is below $2,500. The fee is waived if your total Vanguard account assets are $50,000 or more.
--------------------------------------------------------------------------------

28

--------------------------------------------------------------------------------
By Mail to . . . [GRAPHIC]
open a new account
Complete and sign the application form and enclose your check.

add to an existing account
Mail your check with an Invest-By-Mail form detached from your confirmation statement to the address listed on the form.

Make your check payable to: The Vanguard Group-(insert appropriate Fund number; see below)
Vanguard Total Bond Market Index Fund-84;
Vanguard Short-Term Bond Index Fund-132;
Vanguard Intermediate-Term Bond Index Fund-314;
Vanguard Long-Term Bond Index Fund-522
All purchases must be made in U.S. dollars, and checks must be drawn on U.S. banks.

First-class mail to:                     Express or Registered mail to:
The Vanguard Group                       The Vanguard Group
P.O. Box 1110                            455 Devon Park Drive
Valley Forge, PA 19482-1110              Wayne, PA 19087-1815

For clients of Vanguard's Institutional Division . . .

First-class mail to:                     Express or Registered mail to:
The Vanguard Group                       The Vanguard Group
P.O. Box 2900                            455 Devon Park Drive
Valley Forge, PA 19482-2900              Wayne, PA 19087-1815
--------------------------------------------------------------------------------
IMPORTANT NOTE: To prevent check fraud, Vanguard will not accept checks made payable to third parties.
--------------------------------------------------------------------------------
By Telephone to . . .  [GRAPHIC]
open a new account
Call Vanguard Tele-Account* 24 hours a day--or Client Services during business hours--to exchange from another Vanguard fund account with the same registration (name, address, taxpayer identification number, and account type).

add to an existing account
Call Vanguard Tele-Account* 24 hours a day--or Client Services during business hours--to exchange from another Vanguard fund account with the same registration (name, address, taxpayer identification number, and account type). Use Vanguard Fund Express (see "Services and Account Features") to transfer assets from your bank account. Call Client Services before your first use to verify that this option is in place.

Vanguard Tele-Account                    Client Services
1-800-662-6273                           1-800-662-2739
*You must obtain a Personal Identification Number through Tele-Account at least seven days before you request your first exchange.
--------------------------------------------------------------------------------
IMPORTANT NOTE: Once you've requested a telephone transaction and a confirmation number has been assigned, the transaction cannot be revoked. We reserve the right to refuse any purchase request.
--------------------------------------------------------------------------------
By Wire to Open a New Account or Add to an Existing Account  [GRAPHIC]
Call Client Services to arrange your wire transaction. Wire transactions are not available for retirement accounts, except for asset transfers and direct rollovers.

Wire to:
FRB ABA 021001088
HSBC Bank USA

For credit to:
Account: 000112046
Vanguard Incoming Wire Account

In favor of:
Vanguard Total Bond Market Index Fund-84;
Vanguard Short-Term Bond Index Fund-132;
Vanguard Intermediate-Term Bond Index Fund-314;
Vanguard Long-Term Bond Index Fund-522
[Account number, or temporary number for a new account]
[Registered account owner/s]
[Registered address]
--------------------------------------------------------------------------------
    You can redeem (that is, sell or exchange) shares purchased by check or Vanguard Fund Express at any time. However, while your redemption request will be processed at the next-determined net asset value after it is received, your redemption proceeds will not be available until payment for your purchase is collected, which may take up to ten calendar days.
--------------------------------------------------------------------------------
A Note on Large Purchases
It is important that you call Vanguard before you invest a large dollar amount. We must consider the interests of all Fund shareholders and so reserve the right to refuse any purchase that will disrupt the Fund's operation or performance.
--------------------------------------------------------------------------------


Redeeming Shares

This section describes how you can redeem--that is, sell or exchange--a Fund's shares.

When Selling Shares:
 . Vanguard sends the redemption proceeds to you or a designated third party.* . You can sell all or part of your Fund shares at any time.

*May require a signature guarantee; see footnote on page 32.


When Exchanging Shares:
 .  The redemption proceeds are used to purchase shares of a different Vanguard fund.
 .  You must meet the receiving fund's minimum investment requirements.
 . Vanguard reserves the right to revise or terminate the exchange privilege, limit the amount of an exchange, or reject an exchange at any time, without notice.

In both cases, your transaction will be based on the Fund's next-determined share price, subject to any special rules discussed in this prospectus. For exchanges, the purchase side of the transaction will be based on the receiving fund's next-determined share price, again subject to any special rules discussed in this prospectus.
--------------------------------------------------------------------------------
Note: Once a redemption is requested and a confirmation number given, the transaction cannot be canceled.
--------------------------------------------------------------------------------


How to Request a Redemption
You can request a redemption from your Fund account in any one of three ways: online, by telephone, or by mail. You can also sell shares by check.
--------------------------------------------------------------------------------
Online Requests

Access Vanguard at www.vanguard.com
You can use your personal computer to sell or exchange shares of most Vanguard funds by accessing our website. To establish this service, you must register through the website. We will then send you, by mail, an account access password that will enable you to sell or exchange shares online (as well as perform other transactions).

30

   Note: The Vanguard funds whose shares you cannot exchange online or by telephone are Vanguard U.S. Stock Index Funds, Vanguard Balanced Index Fund, Vanguard International Stock Index Funds, Vanguard REIT Index Fund, Vanguard Total International Stock Index Fund, and Vanguard Growth and Income Fund. These funds do, however, permit online and telephone exchanges within IRAs and other retirement accounts. If you sell shares of these funds online, you will receive a redemption check at your address of record.
--------------------------------------------------------------------------------
Telephone Requests  [GRAPHIC]
All Account Types Except Retirement:
Call Vanguard Tele-Account 24 hours a day--or Client Services during business hours--to sell or exchange shares. You can exchange shares from a Fund to open an account in another Vanguard fund or to add to an existing Vanguard fund account with an identical registration.

Retirement Accounts:
You can exchange--but not sell--shares by calling Tele-Account or Client
Services.

Vanguard Tele-Account                    Client Services
1-800-662-6273                           1-800-662-2739
--------------------------------------------------------------------------------
SPECIAL INFORMATION: We will automatically establish the telephone redemption option for your account, unless you instruct us otherwise in writing. While telephone redemption is easy and convenient, this account feature involves a risk of loss from unauthorized or fraudulent transactions. Vanguard will take reasonable precautions to protect your account from fraud. You should do the same by keeping your account information private and immediately reviewing any account statements that we send to you. Make sure to contact Vanguard immediately about any transaction you believe to be unauthorized.
--------------------------------------------------------------------------------
We reserve the right to refuse a telephone redemption if the caller is unable to provide:
 x The ten-digit account number.
 x The name and address exactly as registered on the account.
 x The primary Social Security or employer identification number as registered on the account.
 x The Personal Identification Number, if applicable.
   Please note that Vanguard will not be responsible for any account losses due to telephone fraud, so long as we have taken reasonable steps to verify the caller's identity. If you wish to remove the telephone redemption feature from your account, please notify us in writing.
--------------------------------------------------------------------------------
A Note on Unusual Circumstances
Vanguard reserves the right to revise or terminate the telephone redemption privilege at any time, without notice. In addition, Vanguard can stop selling shares or postpone payment at times when the New York Stock Exchange is closed or under any emergency circumstances as determined by the U.S. Securities and Exchange Commission. If you experience difficulty making a telephone redemption during periods of drastic economic or market change, you can send us your request by regular or express mail. Follow the instructions on selling or exchanging shares by mail in this section.
--------------------------------------------------------------------------------
Mail Requests  [GRAPHIC]
All Account Types Except Retirement:
Send a letter of instruction signed by all registered account holders. Include the fund name and account number and (if you are selling) a dollar amount or number of shares OR (if you are exchanging) the name of the fund you want to exchange into and a dollar amount or number of shares. To exchange into an account with a different registration (including a different name, address, taxpayer identification number, or account type), you must provide Vanguard with written instructions that include the guaranteed signatures of all current owners of the fund from which you wish to redeem.

Vanguard Retirement Accounts:
For information on how to request distributions from:

 .  Traditional IRAs and Roth IRAs--call Client Services.
 .  SEP-IRAs, SIMPLE IRAs, 403(b)(7) custodial accounts, and Profit-Sharing and
   Money Purchase Pension (Keogh) Plans--call Individual Retirement Plans at 1-800-662-2003.

Depending on your account registration type, additional documentation may be required.

First-class mail to:                     Express or Registered mail to:
The Vanguard Group                       The Vanguard Group
P.O. Box 1110                            455 Devon Park Drive
Valley Forge, PA 19482-1110              Wayne, PA 19087-1815

For clients of Vanguard's Institutional Division . . .

First-class mail to:                     Express or Registered mail to:
The Vanguard Group                       The Vanguard Group
P.O. Box 2900                            455 Devon Park Drive
Valley Forge, PA 19482-2900              Wayne, PA 19087-1815
--------------------------------------------------------------------------------
Check Requests
You can sell shares by writing a check for $250 or more.
--------------------------------------------------------------------------------
A Note on Large Redemptions

It is important that you call Vanguard before you redeem a large dollar amount. We must consider the interests of all fund shareholders and so reserve the right to delay delivery of your redemption proceeds--up to seven days--if the amount will disrupt the Fund's operation or performance.

   If you redeem more than $250,000 worth of Fund shares within any 90-day period, the Fund reserves the right to pay part or all of the redemption proceeds above $250,000 in kind, i.e., in securities, rather than in cash. If payment is made in kind, you may incur brokerage commissions if you elect to sell the securities for cash.
--------------------------------------------------------------------------------

OPTIONS FOR REDEMPTION PROCEEDS
You may receive your redemption proceeds in one of three ways: check, wire (money market funds and other daily dividend funds only), or exchange to another Vanguard fund.
--------------------------------------------------------------------------------
Check Redemptions
Normally, Vanguard will mail your check within two business days of a redemption.
--------------------------------------------------------------------------------
Wire Redemptions  [GRAPHIC]
The wire redemption option is not automatic; you must establish it by completing a special form or the appropriate section of your account application. Wire redemptions can be initiated by mail or by telephone during Vanguard's business hours, but not online.

For Money Market Funds:
For telephone requests made by 10:30 a.m. EST, the wire will arrive at your bank by the close of business that same day. Requests made by 4 p.m. EST will arrive at your bank by the close of business on the following business day.

For Other Daily Dividend Funds:
For telephone requests made by 4 p.m. EST, the wire will arrive at your bank by the close of business on the following business day.
--------------------------------------------------------------------------------
Note: Wire redemptions of less than $5,000 are subject to a $5 processing fee.
--------------------------------------------------------------------------------
Exchange Redemptions
As described above, an exchange involves using the proceeds of your redemption to purchase shares of another Vanguard fund.
--------------------------------------------------------------------------------

32

FOR OUR MUTUAL PROTECTION
For your best interests and ours, Vanguard applies these additional requirements to redemptions.

Request in "Good Order"
All redemption requests must be received by Vanguard in "good order." This means that your request must include:

 x The Fund name and account number.
 x The amount of the transaction (in dollars or shares).
 x Signatures of all owners exactly as registered on the account (for mail requests).
 x Signature guarantees (if required).*
 x Any supporting legal documentation that may be required.
 x Any outstanding certificates representing shares to be redeemed.

*For instance, a signature guarantee must be provided by all registered account shareholders when redemption proceeds are to be sent to a different person or address. A signature guarantee can be obtained from most banks, credit unions, and licensed brokers.

Transactions are processed at the next-determined share price after Vanguard has received all required information.
--------------------------------------------------------------------------------
Limits on Account Activity
Because excessive account transactions can disrupt management of a Fund and increase the Fund's costs for all shareholders, Vanguard limits account activity as follows:
 .  You may make no more than two substantive "round trips" through the Fund during any 12-month period.
 .  Your round trips through the Fund must be at least 30 days apart.
 .  The Fund may refuse a share purchase at any time, for any reason.
 . Vanguard may revoke an investor's telephone exchange privilege at any time, for any reason.

A "round trip" is a redemption from the Fund followed by a purchase back into the Fund. Also, "round trip" covers transactions accomplished by any combination of methods, including transactions conducted by check, wire, or exchange to/from another Vanguard fund. "Substantive" means a dollar amount that Vanguard determines, in its sole discretion, could adversely affect the management of the Fund.
--------------------------------------------------------------------------------
Return Your Share Certificates
Any portion of your account represented by share certificates cannot be redeemed until you return the certificates to Vanguard. Certificates must be returned (unsigned), along with a letter requesting the sale or exchange you wish to process, via certified mail to:

The Vanguard Group
455 Devon Park Drive
Wayne, PA 19087-1815
--------------------------------------------------------------------------------
All Trades Final
Vanguard will not cancel any transaction request (including any purchase or redemption) that we believe to be authentic once the request has been received and a confirmation number assigned.
--------------------------------------------------------------------------------


Transferring Registration

You can transfer the registration of your Fund shares to another owner by completing a transfer form and sending it to Vanguard.

First-class mail to:                     Express or Registered mail to:
The Vanguard Group                       The Vanguard Group
P.O. Box 1110                            455 Devon Park Drive
Valley Forge, PA 19482-1110              Wayne, PA 19087-1815

For clients of Vanguard's Institutional Division . . .

First-class mail to:                     Express or Registered mail to:
The Vanguard Group                       The Vanguard Group
P.O. Box 2900                            455 Devon Park Drive
Valley Forge, PA 19482-2900              Wayne, PA 19087-1815
--------------------------------------------------------------------------------


Fund and Account Updates

STATEMENTS AND REPORTS
We will send you account and tax statements to help you keep track of your Fund account throughout the year as well as when you are preparing your income tax returns.

   In addition, you will receive financial reports about the Fund twice a year. These comprehensive reports include an assessment of the Fund's performance (and a comparison to its industry benchmark), an overview of the markets, a report from the advisers, and the Fund's financial statements which include a listing of the Fund's holdings.

   To keep each Fund's costs as low as possible (so that you and other shareholders can keep more of the Fund's investment earnings), Vanguard attempts to eliminate duplicate mailings to the same address. When we find that two or more Fund shareholders have the same last name and address, we send just one Fund report to that address--instead of mailing separate reports to each shareholder. If you want us to send separate reports, however, you may notify our Client Services Department at 1-800-662-2739.
--------------------------------------------------------------------------------
Confirmation Statement
Sent each time you buy, sell, or exchange shares; confirms the trade date and the amount of your transaction.
--------------------------------------------------------------------------------
Portfolio Summary  [GRAPHIC]
Mailed quarterly for most accounts; shows the market value of your account at the close of the statement period, as well as distributions, purchases, sales, and exchanges for the current calendar year.
--------------------------------------------------------------------------------
Fund Financial Reports
Mailed in February and August for these Funds.
--------------------------------------------------------------------------------
Tax Statements
Generally mailed in January; report previous year's dividend and capital gains distributions, proceeds from the sale of shares, and distributions from IRAs or other retirement accounts.
--------------------------------------------------------------------------------
Average Cost Review Statement  [GRAPHIC]
Issued quarterly for most taxable accounts (accompanies your Portfolio Summary); shows the average cost of shares that you redeemed during the calendar year, using the average cost single category method.
--------------------------------------------------------------------------------
Checkwriting Statement
Sent monthly to shareholders using Vanguard's checkwriting option. Our statement provides images of the front and back of each checkwriting draft paid in the previous month. This consolidated statement is sent instead of the original canceled drafts, which will not be returned.
--------------------------------------------------------------------------------

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

                      (This page intentionally left blank.)

                      (This page intentionally left blank.)

Glossary of Investment Terms

Active Management
An investment approach that seeks to exceed the average returns of the financial markets. Active managers rely on research, market forecasts, and their own judgment and experience in selecting securities to buy and sell.

Bond
A debt security (IOU) issued by a corporation, government, or government agency in exchange for the money you lend it. In most instances, the issuer agrees to pay back the loan by a specific date and make regular interest payments until that date.

Capital Gains Distribution
Payment to mutual fund shareholders of gains realized on securities that the fund has sold at a profit, minus any realized losses.

Cash Reserves
Cash deposits, short-term bank deposits, and money market instruments which include U.S. Treasury bills, bank certificates of deposit (CDs), repurchase agreements, commercial paper, and banker's acceptances.

Corporate Bond
An IOU issued by a business that wants to borrow money. As with other types of bonds, the issuer promises to repay the borrowed money on a specific date and to make interest payments in the meantime.

Dividend Income
Payment to shareholders of income from interest or dividends generated by a fund's investments.

Expense Ratio
The percentage of a fund's average net assets used to pay its expenses. The expense ratio includes management fees, administrative fees, and any 12b-1 distribution fees.

Face Value
The amount to be paid at maturity of a bond; also known as the par value or principal.

Index
An unmanaged group of securities whose overall performance is used as a standard to measure investment performance.

International Dollar-Denominated Bond
A bond denominated in U.S. dollars issued by foreign governments and companies. Because the bond's value is designated in dollars, an investor is not exposed to foreign currency risk.

Investment Grade
A bond whose credit quality is considered by independent bond-rating agencies to be sufficient to ensure timely payment of principal and interest under current economic circumstances.

Maturity
The date when a bond issuer agrees to repay the bond's principal, or face value, to the bond's buyer.

Mortgage-Backed Security
A bond or pass-through certificate that represents an interest in an underlying pool of mortgages and is issued by any number of government agencies or private corporations. Unlike ordinary fixed-income securities, mortgage-backed securities pay both interest and principal as part of their regular payments.

Net Asset Value (NAV)
The market value of a mutual fund's total assets, minus liabilities, divided by the number of shares outstanding. The value of a single share is called its share value or share price.

Passive Management
A low-cost investment strategy in which a mutual fund attempts to match--rather than outperform--a particular stock or bond market index. Also known as indexing.

Total Return
A percentage change, over a specified time period, in a mutual fund's net asset value, with the ending net asset value adjusted to account for the reinvestment of all distributions of dividends and capital gains.

Volatility
The fluctuations in value of a mutual fund or other security. The greater a fund's volatility, the wider the fluctuations between its high and low prices.

Yield
Income (interest or dividends) earned by an investment, expressed as a percentage of the investment's price.

                                                           [VANGUARD LOGO]

                                                     Post Office Box 2600
                                                     Valley Forge, PA 19482-2600

For More Information
If you'd like more information about Vanguard Bond Index Funds, the following documents are available free upon request:

Annual/Semiannual Report to Shareholders
Additional information about the Funds' investments is available in the Funds' annual and semiannual reports to shareholders. In these reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during the most recent fiscal year.

Statement of Additional Information (SAI)
The SAI provides more detailed information about the Funds.

The current annual and semiannual reports and the SAI are incorporated by reference into (and are thus legally a part of) this prospectus.

To receive a free copy of the latest annual or semiannual report or the SAI, or to request additional information about the Funds or other Vanguard funds, please contact us as follows:

The Vanguard Group
Investor Information
Department
P.O. Box 2600
Valley Forge, PA 19482-2600

Telephone:
1-800-662-7447 (SHIP)

Text Telephone:
1-800-952-3335

World Wide Web:
www.vanguard.com

If you are a current Fund shareholder and would like information about your account, account transactions, and/or account statements, please call:

Client Services Department
Telephone:
1-800-662-2739 (CREW)

Text Telephone:
1-800-749-7273

Information provided by the Securities and Exchange Commission (SEC)
You can review and copy information about the Funds (including the SAI) at the SEC's Public Reference Room in Washington, D.C. To find out more about this public service, call the SEC at 1-800-SEC-0330. Reports and other information about the Funds are also available on the SEC's website (www.sec.gov), or you can receive copies of this information, for a fee, by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-6009.

Funds' Investment Company Act
file number: 811-4681

(C) 2000 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing
Corporation, Distributor.

P084N-01/03/2000

Vanguard Bond Index Funds
Participant Prospectus
January 3, 2000
A Group of Bond Index Mutual Funds

  Contents

 1 An Introduction to Index Funds

 2 Fund Profiles

    2 Vanguard Total Bond Market Index Fund

    5 Vanguard Short-Term Bond Index Fund

    8 Vanguard Intermediate-Term Bond Index Fund

   11 Vanguard Long-Term Bond Index Fund

14 More on the Funds

20 The Funds and Vanguard

20 Investment Adviser

21 Dividends, Capital Gains, and Taxes

21 Share Price

22 Financial Highlights

25 Investing with Vanguard

25 Accessing Fund Information by Computer

Glossary (inside back cover)

--------------------------------------------------------------------------------
Why Reading This Prospectus Is Important
This prospectus explains the objective, risks, and strategies of each of the Vanguard Bond Index Funds. To highlight terms and concepts important to mutual fund investors, we have provided "Plain Talk(R)" explanations along the way. Reading the prospectus will help you to decide which Funds, if any, are the right investments for you. We suggest that you keep it for future reference.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Important Note
This prospectus is intended for participants in employer-sponsored retirement or savings plans. Another version--for investors who would like to open a personal investment account--can be obtained by calling Vanguard at 1-800-662-7447.

The Total Bond Market Index Fund features two separate classes of shares:
Investor and Institutional. Total Bond Market Index Fund Investor Shares are offered through this prospectus. Total Bond Market Index Fund Institutional Shares have an investment minimum of $10 million, and are available through a separate prospectus. Investor Shares and Institutional Shares do not have the same expenses; as a result, the performance of these separate classes could differ.
--------------------------------------------------------------------------------

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

An Introduction to Index Funds

What is indexing?
An index is an unmanaged group of securities whose overall performance is used as a standard to measure investment performance. An index (or "passively managed") fund tries to match, as closely as possible, the performance of an established target index. The fund does this by holding either all or a representative sample of the securities in the index. Keep in mind that an index fund has operating expenses and transaction costs, while a market index does not. Therefore, an index fund, while expected to track its target index closely, typically will be unable to match the performance of the index exactly.

   Bond index funds may seek to track indexes that hold a certain type of bond--such as short-term or long-term bonds--or they may seek to track indexes that consist of a broader range of bonds--for example, the entire U.S. bond market.

   Index funds are not actively managed by investment advisers who buy and sell securities based on research and analysis. Rather, index funds are passively managed. To the extent they invest in securities that are not in the index, they may be viewed as enhanced or actively managed. The more the securities outside the index are like those inside the index (e.g., for bond funds in terms of sector, credit quality, etc.), the more likely that the Funds will track their target index.

What index funds does Vanguard offer?
Vanguard offers a variety of stock (both U.S. and international), bond, and balanced index funds. This prospectus provides information about Vanguard's Bond Index Funds. There are four such funds, each of which seeks to track a different segment of the U.S. bond market:

---------------------------------------------------------------------------
Fund                                                Seeks to Track
---------------------------------------------------------------------------
Vanguard Total Bond Market Index Fund               The overall bond market
Vanguard Short-Term Bond Index Fund                 Short-term bonds
Vanguard Intermediate-Term Bond Index Fund          Intermediate-term bonds
Vanguard Long-Term Bond Index Fund                  Long-term bonds
---------------------------------------------------------------------------

   This prospectus contains profiles that summarize key features of each Fund. Following the profiles, there is important additional information about the Funds.

2

Fund Profile--Vanguard Total Bond Market Index Fund

The following profile summarizes key features of Vanguard Total Bond Market Index Fund.

INVESTMENT OBJECTIVE
The Fund seeks to match the performance of a broad, market-weighted bond index.

INVESTMENT STRATEGIES
The Fund employs a "passively managed"--or index--investment approach, by holding a mix of bonds that seeks to match the performance of the Lehman Brothers Aggregate Bond Index. This Index measures the total universe of public investment-grade fixed-income securities in the U.S.--including government, corporate, mortgage-backed, asset-backed, and international dollar-denominated bonds, all with maturities of over 1 year.

   The Fund invests at least 80% of its total assets in bonds represented in the Index. The remainder of its assets may be invested outside the Index, in securities whose characteristics and risks are similar to those in the Index. To the extent that the Fund invests outside the Index, it may employ active management strategies. The Index and non-Index securities, in combination, will have characteristics and risks similar to the Index. The Fund maintains a dollar weighted average maturity of between 5 and 10 years. For more information about passive management, see "Indexing Methods" under More on the Funds.

PRIMARY RISKS
The Fund is subject to several risks, any of which could cause investors to lose money. These include:

 .    Interest rate risk, which is the chance that bond prices overall will decline over short or even long periods due to rising interest rates. Interest rate risk should be least for shorter-term bonds, and greatest for longer-term bonds.

 .    Income risk, which is the chance that falling interest rates will cause the
     Fund's income to decline. Income risk is generally higher for short-term bond funds, and lower for long-term bond funds.

 .    Credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, reducing the Fund's return. Credit risk should be low for the Fund.

 .    Prepayment risk, which is the chance that during periods of falling interest rates, a mortgage-backed bond issuer will repay a higher-yielding bond before its maturity date. If this were to occur, the Fund would lose the opportunity for additional price appreciation, and would be forced to reinvest the unanticipated proceeds at lower interest rates. As a result, the Fund would experience a decline in income.

 .    Index sampling risk, which is the chance that the securities selected for the Fund do not provide investment performance matching that of the Index. Index sampling risk for the Fund should be low.

PERFORMANCE/RISK INFORMATION
The following bar chart and table provide an indication of the risk of investing in the Fund. The bar chart shows the Fund's performance in each calendar year over a ten-year period. The table shows how the Fund's average annual returns for one, five, and ten calendar years compare with those of a broad-based bond market index. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

--------------------------------------------------------------------------------
                              Annual Total Returns
--------------------------------------------------------------------------------

                              [CHART APPEARS HERE]

1989   13.64%
1990    8.65%
1991   15.25%
1992    7.14%
1993    9.68%
1994   -2.66%
1995   18.18%
1996    3.58%
1997    9.44%
1998    8.58%

   During the period shown in the bar chart, the highest return for a calendar quarter was 7.60% (quarter ended June 30, 1989) and the lowest return for a quarter was -2.71% (quarter ended March 31, 1994).

--------------------------------------------------------------------------------
         Average Annual Total Returns for Years Ended December 31, 1998
--------------------------------------------------------------------------------
                                               1 Year       5 Years    10 Years
--------------------------------------------------------------------------------
Vanguard Total Bond Market Index Fund          8.58%        7.21%       9.00%
Lehman Brothers Aggregate Bond Index           8.69         7.27        9.26
--------------------------------------------------------------------------------

FEES AND EXPENSES
The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based upon those incurred in the fiscal year ended December 31, 1998.

Shareholder Fees (fees paid directly from your investment)
Sales Charge (Load) Imposed on Purchases:                                  None*
Sales Charge (Load) Imposed on Reinvested Dividends:                       None
Redemption Fees:                                                           None
Exchange Fees:                                                             None

Annual Fund Operating Expenses (expenses deducted from the Fund's assets)
Management Expenses:                                                       0.16%
12b-1 Distribution Fees:                                                   None
Other Expenses:                                                            0.04%
   Total Annual Fund Operating Expenses:                                   0.20%

* A portfolio transaction fee of 0.18% may apply to aggregate purchases over $250 million by a single investor.

4

   The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of each period.

     -----------------------------------------------------------------------
               1 Year         3 Years        5 Years        10 Years
     -----------------------------------------------------------------------
                $20             $64           $113            $255
     -----------------------------------------------------------------------

   This example should not be considered to represent actual expenses or performance from the past or for the future. Actual future expenses may be higher or lower than those shown.

Additional Information

Dividends and Capital Gains                          Newspaper Abbreviation
Dividends are declared daily and                     TotBd
distributed on the first business
day of each month; capital gains                     Vanguard Fund Number
if any, are distributed annually                     084
in December
                                                     Cusip Number
Investment Adviser                                   921937108
Vanguard Fixed Income Group,
Valley Forge, Pa., since inception                   Ticker Symbol
                                                     VBMFX
Inception Date
December 11, 1986

Net Assets as of June 30, 1999
$8.78 billion (for Investor Shares)

Fund Profile--Vanguard Short-Term Bond Index Fund

The following profile summarizes key features of Vanguard Short-Term Bond Index Fund.

INVESTMENT OBJECTIVE
The Fund seeks to match the performance of a market-weighted bond index with a short-term dollar-weighted average maturity.

INVESTMENT STRATEGIES
The Fund employs a "passively managed"--or index--investment approach, by holding a sample of bonds that seeks to match the performance of the Lehman Brothers 1-5 Year Government/Corporate Bond Index. This Index is made up of all U.S. government, investment-grade corporate, and international dollar-denominated bonds, all with maturities between 1 and 5 years.

   The Fund invests at least 65% of its total assets in bonds represented in the Index. The remainder of its assets may be invested outside the Index, in bonds whose characteristics--including maturity, credit quality, and issuer type--are similar to those of the Index. To the extent that the Fund invests outside the Index, it may employ active management strategies. The Index and non-Index securities, in combination, will have characteristics and risks similar to the Index. The Fund maintains a dollar-weighted average maturity of between 1 and 5 years. For more information about passive management, see "Indexing Methods" under More on the Funds.

PRIMARY RISKS
The Fund is subject to several risks, any of which could cause investors to lose money. These include:

 .    Interest rate risk, which is the chance that bond prices overall will decline over short or even long periods due to rising interest rates. Interest rate risk should be low for short-term bonds.

 .    Income risk, which is the chance that falling interest rates will cause the
     Fund's income to decline. Income risk is generally higher for short-term bond funds than for long-term bond funds.

 .    Credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, reducing the Fund's return. Credit risk should be low for the Fund.

 .    Index sampling risk, which is the chance that the securities selected for the Fund do not provide investment performance matching that of the Index. Index sampling risk for the Fund should be low.

PERFORMANCE/RISK INFORMATION
The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows the Fund's performance in each calendar year since inception. The table shows how the Fund's average annual returns for one calendar year and since inception compare with those of a market-weighted bond index. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

--------------------------------------------------------------------------------
                              Annual Total Returns
--------------------------------------------------------------------------------

                              [CHART APPEARS HERE]

1995    12.88%
1996     4.55%
1997     7.04%
1998     7.63%


   During the period shown in the bar chart, the highest return for a calendar quarter was 3.96% (quarter ended March 31, 1995) and the lowest return for a quarter was -0.12% (quarter ended March 31, 1996).

6

--------------------------------------------------------------------------------
         Average Annual Total Returns for Years Ended December 31, 1998
--------------------------------------------------------------------------------
                                                    1 Year   Since Inception*
--------------------------------------------------------------------------------
Vanguard Short-Term Bond Index Fund                  7.63%        6.48%
Lehman Brothers 1-5 Year Government/
  Corporate Bond Index                               7.63         6.56
--------------------------------------------------------------------------------
* March 1, 1994.
--------------------------------------------------------------------------------

FEES AND EXPENSES
The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based upon those incurred in the fiscal year ended December 31, 1998.

Shareholder Fees (fees paid directly from your investment)
Sales Charge (Load) Imposed on Purchases:                                  None*
Sales Charge (Load) Imposed on Reinvested Dividends:                       None
Redemption Fees:                                                           None
Exchange Fees:                                                             None

Annual Fund Operating Expenses (expenses deducted from the Fund's assets)
Management Expenses:                                                       0.16%
12b-1 Distribution Fees:                                                   None
Other Expenses:                                                            0.04%
Total Annual Fund Operating Expenses:                                      0.20%

* A portfolio transaction fee of 0.15% may apply to aggregate purchases over $50 million by a single investor.

  The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of each period.

     -----------------------------------------------------------------------
             1 Year          3 Years         5 Years         10 Years
     -----------------------------------------------------------------------
              $20              $64            $113             $255
     -----------------------------------------------------------------------

     This example should not be considered to represent actual expenses or performance from the past or for the future. Actual future expenses may be higher or lower than those shown.

Additional Information

Dividends and Capital Gains                       Newspaper Abbreviation
Dividends are declared daily                      STBond
and distributed on the first
business day of each month;                       Vanguard Fund Number
capital gains, if any, are                        132
distributed annually in
December                                          Cusip Number
                                                  921937207
Investment Adviser
Vanguard Fixed Income Group,                      Ticker Symbol
Valley Forge, Pa., since                          VBISX
inception

Inception Date
March 1, 1994

Net Assets as of June 30, 1999
$937 million

8

Fund Profile--Vanguard Intermediate-Term Bond Index Fund

The following profile summarizes key features of Vanguard Intermediate-Term Bond Index Fund.

INVESTMENT OBJECTIVE
The Fund seeks to match the performance of a market-weighted bond index with an intermediate-term dollar-weighted average maturity.

INVESTMENT STRATEGIES
The Fund employs a "passively managed"--or index--investment approach, by holding a sample of bonds that seeks to match the performance of the Lehman Brothers 5-10 Year Government/Corporate Bond Index. This index includes all U.S. government, investment-grade corporate, and international dollar-denominated bonds, all with maturities between 5 and 10 years.

   The Fund invests at least 65% of its total assets in bonds represented in the Index. The remainder of its assets may be invested outside the Index, in bonds whose characteristics and risks--including maturity, credit quality and issuer type--are similar to those of the Index. To the extent that the Fund invests outside the Index, it may employ active management strategies. The Index and non-Index securities, in combination, will have characteristics and risks similar to the Index. The Fund maintains a dollar-weighted average maturity of between 5 and 10 years. For more information about passive management, see "Indexing Methods" under More on the Funds.

PRIMARY RISKS
The Fund is subject to several risks, any of which could cause investors to lose money. These include:

 .    Interest rate risk, which is the chance that bond prices overall will decline over short or even long periods due to rising interest rates. Interest rate risk should be moderate for intermediate-term bonds.

 .    Income risk, which is the chance that falling interest rates will cause the
     Fund's income to decline. Income risk should be moderate for intermediate-term bond funds.

 .    Credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, reducing the Fund's return. Credit risk should be low for the Fund.

 .    Index sampling risk, which is the chance that the securities selected for the Fund do not provide investment performance matching that of the Index. Index sampling risk for the Fund should be low.

PERFORMANCE/RISK INFORMATION
The following bar chart and table provide an indication of the risk of investing in the Fund. The bar chart shows the Fund's performance in each calendar year since inception. The table shows how the Fund's average annual returns for one calendar year and since inception compare with those of a market-weighted bond index. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

--------------------------------------------------------------------------------
                              Annual Total Returns
--------------------------------------------------------------------------------

                              [CHART APPEARS HERE]

1995     21.07%
1996      2.55%
1997      9.41%
1998     10.09%

   During the period shown in the bar chart, the highest return for a calendar quarter was 7.37% (quarter ended June 30, 1995) and the lowest return for a quarter was -2.52% (quarter ended March 31, 1996).

--------------------------------------------------------------------------------
        Average Annual Total Returns for Years Ended December 31, 1998
--------------------------------------------------------------------------------
                                                 1 Year       Since Inception*
--------------------------------------------------------------------------------
Vanguard Intermediate-Term Bond Index Fund       10.09%            8.02%
Lehman Brothers 5-10 Year Government/Corporate
 Bond Index                                      10.14             8.12
--------------------------------------------------------------------------------
* March 1, 1994.
--------------------------------------------------------------------------------

FEES AND EXPENSES
The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based upon those incurred in the fiscal year ended December 31, 1998.

Shareholder Fees (fees paid directly from your investment)
Sales Charge (Load) Imposed on Purchases:                                  None*
Sales Charge (Load) Imposed on Reinvested Dividends:                       None
Redemption Fees:                                                           None
Exchange Fees:                                                             None

Annual Fund Operating Expenses (expenses deducted from the Fund's assets)
Management Expenses:                                                       0.16%
12b-1 Distribution Fees:                                                   None
Other Expenses:                                                            0.04%
   Total Annual Fund Operating Expenses:                                   0.20%

* A portfolio transaction fee of 0.23% may apply to aggregate purchases over $50 million by a single investor.

10

   The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of each period.

     -----------------------------------------------------------------------
               1 Year         3 Years        5 Years        10 Years
     -----------------------------------------------------------------------
                $20             $64           $113            $255
     -----------------------------------------------------------------------

     This example should not be considered to represent actual expenses or performance from the past or for the future. Actual future expenses may be higher or lower than those shown.

Additional Information

Dividends and Capital Gains                       Newspaper Abbreviation
Dividends are declared daily                      ITBond
and distributed on the first
business day of each month;                       Vanguard Fund Number
capital gains, if any, are                        314
distributed annually in
December                                          Cusip Number
                                                  921937306
Investment Adviser
Vanguard Fixed Income Group,                      Ticker Symbol
Valley Forge, Pa.,                                VBIIX
since inception

Inception Date
March 1, 1994

Net Assets as of June 30, 1999
$1.3 billion

Fund Profile--Vanguard Long-Term Bond Index Fund

The following profile summarizes key features of Vanguard Long-Term Bond Index Fund.

INVESTMENT OBJECTIVE
The Fund seeks to match the performance of a market-weighted bond index with a long-term dollar-weighted average maturity.

INVESTMENT STRATEGIES
The Fund employs a "passively managed"--or index--investment approach, by holding a sample of bonds that seeks to match the performance of the Lehman Brothers Long Government/Corporate Bond Index. This Index is made up of all U.S. government, investment-grade corporate, and international dollar-denominated bonds, all with maturities greater than 10 years.

   The Fund invests at least 65% of its total assets in bonds represented in the Index. The remainder of its assets may be invested outside the Index, in bonds whose characteristics--including maturity, credit quality, and issuer type--are similar to those of the Index. To the extent that the Fund invests outside the Index, it may employ active management strategies. The Index and non-Index securities, in combination, will have characteristics and risks similar to the Index. The Fund maintains a dollar-weighted average maturity of between 20 and 30 years. For more information about passive management, see "Indexing Methods" under More on the Funds.

PRIMARY RISKS
The Fund is subject to several risks, any of which could cause investors to lose money. These include:

 .    Interest rate risk, which is the chance that bond prices overall will decline over short or even long periods due to rising interest rates. Interest rate risk is generally high for long-term bonds.

 .    Income risk, which is the chance that falling interest rates will cause the
     Fund's income to decline. Income risk is generally lower for long-term bond funds than for short-term bond funds.

 .    Credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, reducing the Fund's return. Credit risk should be low for the Fund.

 .    Index sampling risk, which is the chance that the securities selected for the Fund do not provide investment performance matching that of the Index. Index sampling risk for the Fund should be low.

PERFORMANCE/RISK INFORMATION
The following bar chart and table provide an indication of the risk of investing in the Fund. The bar chart shows the Fund's performance in each calendar year since inception. The table shows how the Fund's average annual returns for one calendar year and since inception compare with those of a market-weighted bond index. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

12

--------------------------------------------------------------------------------
                              Annual Total Returns
--------------------------------------------------------------------------------

                                    [CHART]
1995     29.72%
1996     -0.26%
1997     14.30%
1998     11.96%

   During the period shown in the bar chart, the highest return for a calendar quarter was 10.26% (quarter ended June 30, 1995) and the lowest return for a quarter was -6.17% (quarter ended March 31, 1996).

--------------------------------------------------------------------------------
         Average Annual Total Returns for Years Ended December 31, 1998
--------------------------------------------------------------------------------
                                                  1 Year    Since Inception*
--------------------------------------------------------------------------------
Vanguard Long-Term Bond Index Fund                11.98%         9.93%
Lehman Brothers Long Government/
     Corporate Bond Index                         11.77         10.04
--------------------------------------------------------------------------------
* March 1, 1994.
--------------------------------------------------------------------------------

FEES AND EXPENSES
The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based upon those incurred in the fiscal year ended December 31, 1998.

Shareholder Fees (fees paid directly from your investment)
Sales Charge (Load) Imposed on Purchases:                                  None*
Sales Charge (Load) Imposed on Reinvested Dividends:                       None
Redemption Fees:                                                           None
Exchange Fees:                                                             None

Annual Fund Operating Expenses (expenses deducted from the Fund's assets)
Management Expenses:                                                       0.15%
12b-1 Distribution Fees:                                                   None
Other Expenses:                                                            0.05%
Total Annual Fund Operating Expenses:                                      0.20%

* A portfolio transaction fee of 0.21% may apply to aggregate purchases over $10 million by a single investor.

  The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of each period.

     -----------------------------------------------------------------------
               1 Year         3 Years        5 Years        10 Years
     -----------------------------------------------------------------------
                $20            $64            $113            $255
     -----------------------------------------------------------------------

   This example should not be considered to represent actual expenses or performance from the past or for the future. Actual future expenses may be higher or lower than those shown.


Additional Information
Dividends and Capital Gains                       Newspaper Abbreviation
Dividends are declared daily and distributed on   LTBond
the first business day of each month; capital
gains, if any, are distributed annually in        Vanguard Fund Number
December                                          522

Investment Adviser                                Cusip Number
Vanguard Fixed Income Group, Valley Forge, Pa.,   921937405
since inception
                                                  Ticker Symbol
Inception Date                                    VBLTX
March 1, 1994

Net Assets as of June 30, 1999
$275 million

14

More on the Funds

The following sections discuss other important features of Vanguard Bond Index Funds, including indexing methods, security selection, additional risk information, costs and market-timing, turnover rate, and other investment policies and risks.

Why invest in index funds?
Index funds appeal to many investors for a number of reasons:

 .    Diversification. Index funds generally invest in a diversified mix of companies and industries.

 .    Low cost. Index funds are inexpensive to run as compared to actively managed funds. They have lower research costs and keep trading activity, and thus trading costs, to a minimum.

 .    Relative performance consistency. Because they seek to track market benchmarks, index funds by definition should not perform dramatically better or worse than their benchmarks.

Indexing Methods
In seeking to track a particular index, a fund generally uses one of two methods to select the stocks or bonds in which it invests.

   Some index funds hold each stock or bond found in their target indexes in about the same proportions as represented in the indexes themselves. This is called a "replication" method. For example, if 5% of the S&P 500 Index were made up of the stock of a specific company, a fund tracking that index would invest about 5% of its assets in that company.

   Other index funds may use a different security selection process. Because it would be impractical to buy and sell all of the securities held in certain indexes (the Lehman Brothers Aggregate Bond Index, for example, includes more than 7,200 bonds), funds tracking these larger indexes use a "sampling" technique. Using sophisticated computer programs, these funds select securities that will recreate their target indexes in terms of industry weightings, market capitalization, and other characteristics. For instance, if 30% of the Lehman Brothers Aggregate Bond Index were made up of mortgage-backed securities, the Total Bond Market Index Fund would invest about 30% of its assets in mortgage-backed securities that have similar characteristics as a group to those in the Index. Each of the Vanguard Bond Index Funds employs this method of indexing.

   The following table shows the number of bonds held by each of the Funds as of June 30, 1999.

--------------------------------------------------------------------------------
Fund                     Number of Bonds Held    Number of Bonds in Target Index
--------------------------------------------------------------------------------
Total Bond Market                738                         7,520
Short-Term Bond                  235                         1,745
Intermediate-Term Bond           186                         1,374
Long-Term Bond                   171                         1,901
--------------------------------------------------------------------------------
Corporate Substitution Strategy
In "sampling" its target index, each Fund has the flexibility to overweight particular types of bonds relative to their representation in the index. For the Total Bond Market Index and Short-Term Bond Index Funds this normally involves substituting corporate bonds for government bonds of the same maturity. The corporate substitution strategy increases a Fund's income, but also marginally increases exposure to credit risk, which is explained on page 17. The Funds limit corporate substitutions to bonds with less than approximately 4 years' remaining maturity, and each Fund will limit corporate substitutions to approximately 15% of its net assets.

Security Selection
The Total Bond Index Fund invests at least 80% of its total assets in securities included in its target index. The other Funds invest in at least 65% of their total assets in securities included in their target indexes. Each Fund's target index is actually a subset of the Lehman Brothers Aggregate Bond Index (except for the Total Bond Index Fund, whose target index is the Lehman Brothers Aggregate Bond Index). This Index measures the total universe of investment-grade fixed-income securities in the U.S.--including government, corporate, mortgage-backed, asset-backed, and international dollar-denominated bonds, all with maturities over 1 year.

   As of June 30, 1999, each Fund's target index was composed of the following types of bonds:

--------------------------------------------------------------------------------
                                      Target Index Composition
                          ----------------------------------------------
                                                           International
                            U.S.                 Mortgage-     Dollar-
Vanguard Fund            Government   Corporate   Backed    Denominated   Total
--------------------------------------------------------------------------------
Total Bond Market Index    43.4%        18.7%      33.4%         4.5%      100%
--------------------------------------------------------------------------------
Short-Term Bond Index      77.1%        17.7%       0.0%         5.2%      100%
--------------------------------------------------------------------------------
Intermediate-Term
   Bond Index              54.7%        33.1%       0.0%        12.2%      100%
--------------------------------------------------------------------------------
Long-Term Bond Index       63.2%        30.7%       0.0%         6.1%      100%
--------------------------------------------------------------------------------

An explanation of each type of bond follows.

 . U.S. government securities include U.S. Treasury and agency bonds, which represent loans by investors to the U.S. Treasury Department or a wide variety of governmental agencies and instrumentalities. Timely payment of principal and interest on U.S. Treasury bonds is always guaranteed by the full faith and credit of the U.S. government; many (but not all) agency bonds have the same guarantee.

 . Corporate bonds are IOUs issued by businesses that want to borrow money for some purpose--often to develop a new product or service, to expand into a new market, or to buy another company. As with other types of bonds, the issuer promises to repay the principal on a specific date and to make interest payments in the meantime. The amount of interest offered depends on market conditions and also on the financial health of the corporation issuing the bonds; a company whose credit rating is not strong will have to offer a higher interest rate to obtain buyers for its bonds. (Note: The Bond Index Funds expect to invest only in investment-grade corporate bonds, which are corporate bonds rated in one of the four highest rating categories by independent bond-rating agencies).

 . Mortgage-backed securities represent interests in underlying pools of mortgages. Unlike ordinary bonds, which generally pay a fixed rate of interest at regular intervals and then pay principal upon maturity, mortgage-backed securities pay both interest and principal as part of their regular payments. Because the mortgages underlying the securities can be prepaid at any time by homeowners or corporate borrowers, mortgage-backed securities are subject to prepayment risk, discussed later in this prospectus. These types of securities are issued by a number of government agencies, including the Government National Mortgage Association (GNMA or "Ginnie Mae"), the Federal Home Loan Mortgage Corporation (FHLMC), and the Federal National Mortgage Association (FNMA or "Fannie Mae"). GNMAs are guaranteed by the full faith and credit of the U.S. government as to the timely payment of principal and interest; mortgage securities issued by other government agencies or private corporations are not.
     (Note: The Total Bond Market Index Fund may also invest to a lesser extent in conventional mortgage securities, which are packaged by private corporations and are not guaranteed by the U.S. government.)

 . International dollar-denominated bonds (or yankee bonds) are bonds denominated in U.S. dollars issued by foreign governments and companies. Because the bond's value is designated in dollars rather than the currency of the issuer's country, the investor is not exposed to currency risk; rather, the issuer assumes that risk, usually in order to attract U.S. investors.

16

                                PLAIN TALK ABOUT
                            Bonds and Interest Rates

As a rule, when interest rates rise, bond prices fall. The opposite is also true: Bond prices go up when interest rates fall. Why do bond prices and interest rates move in opposite directions? Let's assume that you hold a bond offering a 5% yield. A year later, interest rates are on the rise and bonds are offered with a 6% yield. With higher-yielding bonds available, you would have trouble selling your 5% bond for the price you paid--causing you to lower your asking price. On the other hand, if interest rates were falling and 4% bonds were being offered, you should be able to sell your 5% bond for more than you paid.

                                PLAIN TALK ABOUT
                                 Bond Maturities

A bond is issued with a specific maturity date--the date when the bond's issuer, or seller, must pay back the bond's initial value (known as its "face value"). Bond maturities generally range from less than one year (short-term) to more than 30 years (long-term). The longer a bond's maturity, the more risk you, as a bond investor, face as interest rates rise--but also the more interest you could receive. Long-term bonds are more suitable for investors willing to take greater risks in hope of higher yields; short-term bond investors should be willing to accept lower yields in return for less fluctuation in the value of their investment.


Additional Risk Information
The Funds are subject to several risks associated with investments in bonds.

[GRAPHIC] Each Fund is subject to interest rate risk, which is the possibility that bond prices overall will decline over short or even long periods due to rising interest rates. Interest rate risk should be low for shorter-term bonds, moderate for intermediate-term bonds, and high for longer-term bonds.

   Changes in interest rates will affect bond income as well as bond prices.

[GRAPHIC] Each Fund is subject to income risk, which is the possibility that a Fund's dividends (income) will decline due to falling interest rates. Income risk is generally higher for short-term bonds and lower for long-term bonds.

   In the past, bond investors have seen the value of their investment rise and fall--sometimes significantly--with changes in interest rates. Between December 1976 and September 1981, for instance, rising interest rates caused long-term bond prices to fall by almost 48%.

   Because each Fund invests mainly in bonds, changes in interest rates will impact, to varying degrees, the value of each Fund's assets. To illustrate how much of an impact, the following table shows the effect of a 2% change (both up and down) in interest rates on three bonds with a face value of $1,000; each has a different maturity.

--------------------------------------------------------------------------------
                    How Interest Rate Changes Affect Bonds*
--------------------------------------------------------------------------------
                              Value of a $1,000 Bond     Value of a $1,000 Bond
                                After a 2% Increase        After a 2% Decrease
Type of Bond (Maturity)          in Interest Rates          in Interest Rates
--------------------------------------------------------------------------------
Short-Term (2.5 years)                 $956                      $1,046
Intermediate-Term (10 years)            870                       1,156
Long-Term (20 years)                    816                       1,251
--------------------------------------------------------------------------------
* Assuming a 7% yield.
--------------------------------------------------------------------------------

   These figures are for illustration only; you should not regard them as an indication of future returns from the bond market as a whole or any Fund in particular.

   While falling interest rates tend to strengthen bond prices, they can cause other sorts of problems for bond fund investors--bond calls and prepayments.

[GRAPHIC] Because it invests in mortgage-backed securities, the Total Bond
          Market Index Fund is subject to prepayment risk, which is the possibility that during periods of falling interest rates, a homeowner will repay a higher-yielding mortgage earlier than scheduled. Forced to reinvest the unanticipated proceeds at lower rates, the Fund would experience a decline in income and lose the opportunity for additional price appreciation associated with falling rates.

    With only a portion of its assets invested in mortgage-backed securities, prepayment risk for the Total Bond Market Index Fund is moderate.

[GRAPHIC] Each Fund is subject to credit risk, which is the possibility that a bond issuer will fail to pay interest and principal in a timely manner.

    The credit quality of each Fund is expected to be very high, and thus credit risk should be low. The following table shows the weighted average credit quality of each Fund's holdings and that of its target index, as rated by Moody's Investors Service, as of June 30, 1999.

--------------------------------------------------------------------------------
                                                  Average Credit Quality
                                             ---------------------------------
Fund                                         Fund's Holdings      Target Index
--------------------------------------------------------------------------------
Total Bond Market                                 Aa1                  Aaa
Short-Term Bond                                   Aa1                  Aaa
Intermediate-Term Bond                            Aa1                  Aaa
Long-Term Bond                                    Aa1                  Aaa
--------------------------------------------------------------------------------


[GRAPHIC] Each Fund is subject to index sampling risk, which is the chance that the securities selected for a Fund do not provide investment performance matching that of the Index. Index sampling risk for each Fund should be low.

   To a limited extent, the Funds are also exposed to event risk, which is the possibility that corporate fixed-income securities held by the Funds may suffer a substantial decline in credit quality and market value due to a corporate restructuring.

   The Funds are generally managed without regard to tax ramifications.

   To help you distinguish between the Funds and their various risks, a summary table is provided below.



                                PLAIN TALK ABOUT
                                 Credit Quality

A bond's credit quality depends on the issuer's ability to pay interest on the bond and, ultimately, to repay the debt. The lower the rating by one of the independent bond-rating agencies (for example, Moody's or Standard & Poor's), the greater the chance (in the rating agency's opinion) that the bond issuer will default, or fail to meet its payment obligations. All things being equal, the lower a bond's credit rating, the higher its yield should be to compensate investors for assuming additional risk. Bonds rated in one of the four highest rating categories are considered "investment grade."

                                PLAIN TALK ABOUT
                             The Costs of Investing

Costs are an important consideration in choosing a mutual fund. That's because you, as a shareholder, pay the costs of operating a fund, plus any transaction costs associated with the fund's buying and selling of securities. These costs can erode a substantial portion of the gross income or capital appreciation a fund achieves. Even seemingly small differences in fund expenses can, over time, have a dramatic effect on a fund's performance.

18

--------------------------------------------------------------------------------
                               Risks of the Funds
--------------------------------------------------------------------------------
                                                     Prepayment/
                            Income       Interest       Call         Credit
Fund                          Risk      Rate Risk       Risk          Risk
--------------------------------------------------------------------------------
Total Bond Market           Moderate     Moderate      Moderate       Low
Short-Term Bond               High         Low           Low          Low
Intermediate-Term Bond      Moderate     Moderate        Low          Low
Long-Term Bond                Low          High          Low          Low
--------------------------------------------------------------------------------

Costs and Market-Timing
Some investors try to profit from a strategy called market-timing--switching money into investments when they expect prices to rise, and taking money out when they expect prices to fall. As money is shifted in and out, a fund incurs expenses for buying and selling securities. These costs are borne by all fund shareholders, including the long-term investors who do not generate the costs. Therefore, Vanguard Bond Index Funds have adopted the following policies, among others, to discourage short-term trading:

 . Each Fund reserves the right to reject any purchase request--including exchanges from other Vanguard funds--that it regards as disruptive to the efficient management of the Fund. This could be because of the timing of the investment or because of a history of excessive trading by the investor.

 . There is a limit on the number of times you can exchange into or out of a Fund (see "Exchanges" in the Investing with Vanguard section).

 . Each Fund reserves the right to stop offering shares at any time.

   The Vanguard funds do not permit market-timing. Do not invest in these Funds if you are a market-timer.

Turnover Rate
Although the Funds generally seek to invest for the long term, they may sell securities regardless of how long the securities have been held. Shorter-term bonds will mature or be sold, and need to be replaced, more frequently than longer-term bonds. As a result, shorter-term bond funds tend to have higher turnover rates than longer-term bond funds.

Other Investment Policies and Risks
Besides investing in fixed-income securities comprising its target index, each Fund may invest up to 35% of its total assets, 20% in the case of the Total Bond Index Fund, in fixed income securities not in the target index. The Funds may purchase non-public, investment-grade securities, generally referred to as 144A securities, as well as smaller public issues or medium-term notes not included in the index due to the small size of the issue. The vast majority of these securities will have characteristics and risks similar to those in the target indexes. The Short-Term, Intermediate-Term, and Long-Term Bond Index Funds may also purchase securities that are outside of their target indexes, but are within the larger Lehman Brothers Aggregate Bond Index. Each Fund may also purchase money market instruments and certain derivatives in order to manage cash flow into and out of the Fund, reduce the Fund's transaction costs, or add value when these instruments are favorably priced.

[GRAPHIC] The Funds may invest, to a limited extent, in derivatives.

   The Funds may invest, to a limited extent, in bond (interest rate) futures and options contracts and other types of derivatives. Losses (or gains) involving futures can sometimes be substantial--in part because a relatively small price

                                PLAIN TALK ABOUT
                                  Turnover Rate

Before investing in a mutual fund, you should review its turnover rate. This gives an indication of how transaction costs could affect the fund's future returns. In general, the greater the volume of buying and selling by the fund, the greater the impact that brokerage commissions and other transaction costs will have on its return. Also, funds with high turnover rates may be more likely to generate capital gains that must be distributed to shareholders as income subject to taxes. The average turnover rate for passively managed domestic bond funds is roughly 69%; for all domestic bond funds, the average turnover rate is approximately 90%, according to Morningstar, Inc.

movement in a futures contract may result in an immediate and substantial loss (or gain) for a fund. The Funds will not use futures for speculative purposes or as leveraged investments that magnify the gains or losses of an investment. The value of all futures and options contracts in which a Fund acquires an interest cannot exceed 20% of the Fund's total assets. The reasons for which a Fund will invest in futures and options are:

 . To keep cash on hand to meet shareholder redemptions or other needs while simulating full investment in bonds.

 . To reduce the Fund's transaction costs or add value when these instruments are favorably priced.

   The Funds may also invest in a relatively conservative class of collateralized mortgage obligations (CMOs), which offer a high degree of cashflow predictability and less vulnerability to mortgage prepayment risk. To reduce credit risk, a Fund may purchase these less-risky classes of CMOs only if they are issued by agencies of the U.S. government or, if issued by private companies, carry high-quality investment-grade ratings.

The Funds and Vanguard

Vanguard Bond Index Funds are members of The Vanguard Group, a family of more than 35 investment companies with more than 100 distinct investment portfolios holding assets with more than $510 billion. All of the Vanguard funds share in the expenses associated with business operations, such as personnel, office space, equipment, and advertising.

   Vanguard also provides marketing services to the funds. Although shareholders do not pay sales commissions or 12b-1 distribution fees, each fund pays its allocated share of The Vanguard Group's marketing costs.

Investment Adviser

Vanguard's Fixed Income Group (the Group), P.O. Box 2600, Valley Forge, PA 19482, provides advisory services on an at-cost basis to Vanguard Bond Index Funds. For the fiscal year ended December 31, 1998, the Funds' advisory fees represented an effective annual rate of 0.01% of each Fund's average net assets.

   The Funds have authorized the Group to choose brokers or dealers to handle the purchase and sale of securities for the Funds, and to get the best available price and most favorable execution from these brokers or dealers with respect to all transactions. The Funds may direct the Group to use a particular broker for certain transactions in exchange for commission rebates or research services provided to the Funds.

                                PLAIN TALK ABOUT
                                   Derivatives

A derivative is a financial contract whose value is based on (or "derived" from) a traditional security (such as a stock or a bond), an asset (such as a commodity like gold), or a market index (such as the S&P 500 Index). Futures and options are derivatives that have been trading on regulated exchanges for more than two decades. These "traditional" derivatives are standardized contracts that can easily be bought and sold, and whose market values are determined and published daily. It is these characteristics that differentiate futures and options from the relatively new types of derivatives. If used for speculation or as leveraged investments, derivatives can carry considerable risks.

20

                                PLAIN TALK ABOUT
                               The Funds' Adviser

Vanguard Fixed Income Group provides investment advisory services to many Vanguard funds; as of December 31, 1998, the Group managed more than $127 billion in total assets.

     The individuals responsible for overseeing the implementation of the Funds' investment strategies are:

     Ian A. MacKinnon, Managing Director of Vanguard; has worked in investment management since 1974; primary responsibility for Vanguard's internal fixed-income policy and strategy since 1981; B.A., Lafayette College; M.B.A., Pennsylvania State University.

     Kenneth E. Volpert, CFA, Principal, and head of Vanguard's Bond Index Group; Fund Manager of the Total Bond Market and Intermediate-Term Bond Index Funds since their inception; has worked in investment management since 1981; has managed portfolio investments since 1982; B.S., University of Illinois; M.B.A., University of Chicago.

     Felix B. Lim, Fund Manager of the Short-Term and Long-Term Bond Index Funds since January, 2000; has worked in investment management since completing his education in 1996; worked as credit analyst until January 2000; joined Vanguard in January 1999; B.A. and M.S., University of Pennsylvania (Wharton School).

                                PLAIN TALK ABOUT
                                Vanguard's Unique
                               Corporate Structure

The Vanguard Group is truly a mutual fund company. It is owned jointly by the funds it oversees and thus indirectly by the shareholders in those funds. Most other mutual funds are operated by for-profit management companies that may be owned by one person, by a group of individuals, or by investors who own the management company's stock. By contrast, Vanguard provides its services on an "at-cost" basis, and the funds' expense ratios reflect only these costs. No separate management company reaps profits or absorbs losses from operating the funds.

Dividends, Capital Gains, and Taxes

As a shareholder, you are entitled to your share of a Fund's net income (interest less expenses). The Funds' income dividends accrue daily and are distributed monthly; capital gains distributions generally occur in December. In addition, the Funds may occasionally be required to make supplemental capital gains distributions at some other time during the year.

   Dividend and capital gains distributions of Fund shares that are held as an investment option in an employer-sponsored retirement or savings plan will be reinvested in additional Fund shares and accumulate on a tax-deferred basis. You will not owe taxes on these distributions until you begin withdrawals. You should consult your plan administrator, your plan's Summary Plan Description, or your tax adviser about the tax consequences of an investment in any of the Funds and of any plan withdrawals.

Share Price

Each Fund's share price, called its net asset value, or NAV, is calculated each business day after the close of trading on the New York Stock Exchange (the NAV is not calculated on holidays or other days the Exchange is closed). Net asset value per share for the Short-, Intermediate-, and Long-Term Bond Index Funds is computed by adding up the total value of the Fund's investments and other assets, subtracting any of its liabilities (debts), and then dividing by the number of Fund shares outstanding:

                               Total Assets - Liabilities
       Net Asset Value = --------------------------------------
                              Number of Shares Outstanding

   Net asset value per share for the Total Bond Market Index Fund is computed in a similar way, by dividing the net assets attributed to each class by the number of Fund shares outstanding for each class.

   Knowing the daily net asset value is useful to you as a shareholder because it indicates the current value of your investment. A Fund's NAV, multiplied by the number of shares you own, gives you the dollar amount you would have received had you sold all of your shares back to the Fund that day.

   A Note on Pricing: Each Fund's investments will be priced at their market value when market quotations are readily available. When these quotations are not readily available, investments will be priced at their fair value, calculated according to procedures adopted by the Funds' Board of Trustees.

     Each Fund's share price can be found daily in the mutual fund listings of most major newspapers under the heading "Vanguard Index Funds." Different newspapers use different abbreviations for each Fund, but the most common are TotBd, STBond, ITBond, and LTBond.

Financial Highlights

The following financial highlights tables are intended to help you understand each Fund's financial performance for the past five years or since inception, and certain information reflects financial results for a single Fund share in each case. The total returns in each table represent the rate that an investor would have earned or lost each year on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the financial statements audited by PricewaterhouseCoopers LLP, independent accountants, whose report--along with each Funds' financial statements--is included in the Funds' most recent annual report to shareholders. You may have the annual report sent to you without charge by contacting Vanguard.

                                PLAIN TALK ABOUT
                   How to Read the Financial Highlights Tables

This explanation uses the Total Bond Market Index Fund Investor Shares as an example. The six months ended June 30, 1999, began with a net asset value (price) of $10.27 per share. During the six months, the Fund earned $.304 per share from investment income (interest and dividends). There was a decline of $.445 per share in the value of investments held or sold by the Fund, resulting in a net decline of $.141 from investment operations.

   Shareholders received $.319 per share in the form of dividend and capital gains distributions. A portion of each year's distributions may come from the prior year's income or capital gains.

   The earnings decline of $.141 per share minus the distributions ($.319 per share) resulted in a share price of $9.81 at the end of the year. This was a decrease of $.46 per share (from $10.27 at the beginning of the year to $9.81 at the end of the six months). For a shareholder who reinvested the distributions in the purchase of more shares, the total return from the Fund was -1.41% for the six months.

   As of June 30, 1999, the Fund had $8.79 billion in net assets. For the six months, its expense ratio was 0.20% ($2.00 per $1,000 of net assets); and its net investment income amounted to 6.08% of its average net assets. It sold and replaced securities valued at 61% of its net assets.

                                PLAIN TALK ABOUT
                                  Distributions

As a shareholder, you are entitled to your share of the fund's income from interest, and gains from the sale of investments. You receive such earnings as either an income dividend or a capital gains distribution. Income dividends come from interest the fund earns from its money market and bond investments. Capital gains are realized whenever the fund sells securities for higher prices than it paid for them. These capital gains are either short-term or long-term depending on whether the fund held the securities for less than or more than one year.

22

----------------------------------------------------------------------------------------------------------------------------
                                                                      Vanguard Total Bond Market Index Fund Investor Shares
                                                                                    Year Ended December 31,
                                             Six Months Ended       --------------------------------------------------------
                                                June 30, 1999         1998         1997        1996        1995        1994
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                   $10.27       $10.09       $ 9.84      $10.14      $ 9.17      $10.06
----------------------------------------------------------------------------------------------------------------------------
Investment Operations
  Net Investment Income                                  .304         .624         .645        .640        .650        .622
  Net Realized and Unrealized Gain (Loss)
    on Investments                                      (.445)        .218         .250       (.300)       .970       (.888)
                                                       ---------------------------------------------------------------------
    Total from Investment Operations                    (.141)        .842         .895        .340       1.620       (.266)
                                                       ---------------------------------------------------------------------
Distributions
  Dividends from Net Investment Income                  (.304)       (.624)       (.645)      (.640)      (.650)      (.622)
  Distributions from Realized Capital Gains             (.015)       (.038)          --          --          --       (.002)
                                                       ---------------------------------------------------------------------
    Total Distributions                                 (.319)       (.662)       (.645)      (.640)      (.650)      (.624)
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                          $9.81       $10.27       $10.09      $ 9.84      $10.14      $ 9.17
============================================================================================================================

Total Return                                            -1.41%        8.58%        9.44%       3.58%      18.18%      -2.66%
============================================================================================================================

Ratios/Supplemental Data
  Net Assets, End of Period (Millions)                 $8,787        $7,765      $5,129      $2,962      $2,405      $1,731
  Ratio of Total Expenses to Average Net Assets          0.20%+        0.20%       0.20%       0.20%       0.20%       0.18%
  Ratio of Net Investment Income to
    Average Net Assets                                   6.08%+       6.10%        6.54%       6.54%       6.66%       6.57%
  Turnover Rate                                            61%+         57%*         39%         39%         36%         33%
----------------------------------------------------------------------------------------------------------------------------

* Turnover rate excluding in-kind redemptions was 56%.
+ Annualized.

-----------------------------------------------------------------------------------------------------------------------------------
                                                                         Vanguard Short-Term Bond Index Fund
                                                                                Year Ended December 31,
                                             Six Months Ended        ------------------------------------------         Mar. 1* to
                                                June 30, 1999          1998        1997        1996        1995      Dec. 31, 1994
-----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                   $10.10        $10.00      $ 9.92      $10.07      $ 9.50             $10.00
-----------------------------------------------------------------------------------------------------------------------------------
Investment Operations
  Net Investment Income                                  .263          .574        .597        .587        .623               .463
  Net Realized and Unrealized Gain (Loss)
    on Investments                                      (.206)         .168        .080       (.146)       .570              (.500)
                                             --------------------------------------------------------------------------------------
      Total from Investment Operations                   .057          .742        .677        .441       1.193              (.037)
                                             --------------------------------------------------------------------------------------
  Distributions
  Dividends from Net Investment Income                  (.263)        (.574)      (.597)      (.587)      (.623)             (.463)
  Distributions from Realized Capital Gains             (.034)        (.068)         --       (.004)         --                 --
                                             --------------------------------------------------------------------------------------
    Total Distributions                                 (.297)        (.642)      (.597)      (.591)      (.623)             (.463)
-----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                         $ 9.86        $10.10      $10.00      $ 9.92      $10.07             $ 9.50
===================================================================================================================================

Total Return                                             0.57%         7.63%       7.04%       4.55%      12.88%             -0.37%
===================================================================================================================================

Ratios/Supplemental Data
  Net Assets, End of Period (Millions)                   $937          $709        $446        $328        $208                $77
  Ratio of Total Expenses to Average Net Assets          0.20%+        0.20%       0.20%       0.20%       0.20%              0.18%+
  Ratio of Net Investment Income to
    Average Net Assets                                   5.33%+        5.68%       6.03%       5.93%       6.28%              5.77%+
  Turnover Rate                                           122%+         112%         88%         65%         65%                53%
-----------------------------------------------------------------------------------------------------------------------------------

* Subscription period for the Fund was from January 18, 1994, through February 28, 1994, during which time all assets were held in money market instruments.
+ Annualized.

-------------------------------------------------------------------------------------------------------------------------
                                                               Vanguard Intermediate-Term Bond Index Fund
                                                                       Year Ended December 31,
                                     Six Months Ended       ---------------------------------------------     Mar. 1* to
                                        June 30, 1999         1998        1997        1996        1995     Dec. 31, 1994
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period           $10.48       $10.20      $ 9.96      $10.37      $ 9.18            $10.00
-------------------------------------------------------------------------------------------------------------------------
Investment Operations
  Net Investment Income                          .317         .647        .661        .648        .661              .533
  Net Realized and Unrealized Gain (Loss)
    on Investments                              (.616)        .353        .240       (.406)      1.217             (.820)
                                          -------------------------------------------------------------------------------
    Total from Investment Operations            (.299)       1.000        .901        .242       1.878             (.287)
                                          -------------------------------------------------------------------------------
Distributions
  Dividends from Net Investment Income          (.317)       (.647)      (.661)      (.648)      (.661)            (.533)
  Distributions from Realized Capital Gains     (.034)       (.073)         --       (.004)      (.027)               --
                                          -------------------------------------------------------------------------------
    Total Distributions                         (.351)       (.720)      (.661)      (.652)      (.688)            (.533)
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                 $ 9.83       $10.48      $10.20      $ 9.96      $10.37            $ 9.18
=========================================================================================================================

Total Return                                    -2.90%       10.09%       9.41%       2.55%      21.07%            -2.88%
=========================================================================================================================

Ratios/Supplemental Data
  Net Assets, End of Period (Millions)         $1,347       $1,102      $  687      $  460      $  346            $   71
  Ratio of Total Expenses to
    Average Net Assets                           0.20%+       0.20%       0.20%       0.20%       0.20%             0.18%+
  Ratio of Net Investment Income to
    Average Net Assets                           6.30%+       6.23%       6.64%       6.54%       6.55%             6.88%+
  Turnover Rate                                   155%+         77%         56%         80%         71%               63%
-------------------------------------------------------------------------------------------------------------------------

* Subscription period for the Fund was from January 18, 1994, through February 28, 1994, during which time all assets were held in money market instruments.
+ Annualized.

--------------------------------------------------------------------------------------------------------------------------
                                                                  Vanguard Long-Term Bond Index Fund
                                                                       Year Ended December 31,
                                      Six Months Ended       ------------------------------------------        Mar. 1* to
                                         June 30, 1999         1998        1997        1996        1995     Dec. 31, 1994
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period            $11.32       $10.78      $10.08      $10.82      $ 8.96            $10.00
--------------------------------------------------------------------------------------------------------------------------
Investment Operations
  Net Investment Income                           .328         .666        .678        .674        .692              .586
  Net Realized and Unrealized Gain (Loss)
    on Investments                              (1.011)        .588        .700       (.731)      1.884            (1.040)
                                            ------------------------------------------------------------------------------
    Total from Investment Operations             (.683)       1.254       1.378       (.057)      2.576             (.454)
                                            ------------------------------------------------------------------------------
Distributions
  Dividends from Net Investment Income           (.328)       (.666)      (.678)      (.674)      (.692)            (.586)
  Distributions from Realized Capital Gains      (.019)       (.048)         --       (.009)      (.024)               --
                                            ------------------------------------------------------------------------------
    Total Distributions                          (.347)       (.714)      (.678)      (.683)      (.716)            (.586)
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                 $ 10.29       $11.32      $10.78      $10.08      $10.82            $ 8.96
==========================================================================================================================

Total Return                                     -6.12%       11.98%      14.30%      -0.26%      29.72%            -4.53%
==========================================================================================================================

Ratios/Supplemental Data
  Net Assets, End of Period (Millions)         $   275       $  210      $   88      $   44      $   24            $    9
  Ratio of Total Expenses to
    Average Net Assets                            0.20%+       0.20%       0.20%       0.20%       0.20%             0.18%+
  Ratio of Net Investment Income to
    Average Net Assets                            6.15%+       6.01%       6.66%       6.75%       6.90%             7.70%+
  Turnover Rate                                     67%+         57%         58%         46%         45%               70%
--------------------------------------------------------------------------------------------------------------------------

* Subscription period for the Fund was from January 18, 1994, through February 28, 1994, during which time all assets were held in money market instruments.
+ Annualized.

"Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc.

24

Investing with Vanguard

One or more of the Funds is an investment option in your retirement or savings plan. Your plan administrator or your employee benefits office can provide you with detailed information on how to participate in your plan and how to elect a Fund as an investment option.

 .    If you have any questions about the Funds or Vanguard, including those about a Fund's investment objective, strategies, or risks, contact Vanguard's Participant Services Center, toll-free, at 1-800-523-1188.

 .    If you have questions about your account, contact your plan administrator or the organization that provides record-keeping services for your plan.

Investment Options and Allocations
Your plan's specific provisions may allow you to change your investment selections, the amount of your contributions, or how your contributions are allocated among the investment choices available to you. Contact your plan administrator or employee benefits office for more details.

Transactions
Contributions, exchanges, or redemptions of a Fund's shares are processed as soon as they have been received by Vanguard in good order. Good order means that your request includes complete information on your contribution, exchange, or redemption, and that Vanguard has received the appropriate assets.

   In all cases, your transaction will be based on the Fund's next-determined net asset value after Vanguard receives your request (or, in the case of new contributions, the next-determined net asset value after Vanguard receives the order from your plan administrator). As long as this request is received before the close of trading on the New York Stock Exchange, generally 4 p.m.
Eastern time, you will receive that day's net asset value.

Exchanges
The exchange privilege (your ability to redeem shares from one fund to purchase shares of another fund) may be available to you through your plan. Although we make every effort to maintain the exchange privilege, Vanguard reserves the right to revise or terminate this privilege, limit the amount of an exchange or reject any exchange, at any time, without notice. Because excessive exchanges can potentially disrupt the management of a Fund and increase its transaction costs, Vanguard limits participant exchange activity to no more than four substantive "round trips" through the Fund (at least 90 days apart) during any 12-month period. A "round trip" is a redemption from the Fund followed by a purchase back into the Fund. "Substantive" means a dollar amount that Vanguard determines, in its sole discretion, could adversely affect the management of the Fund.

   Before making an exchange to or from another fund available in your plan, consider the following:

 .    Certain investment options, particularly funds made up of company stock or investment contracts, may be subject to unique restrictions.

 .    Make sure to read that fund's prospectus. Contact Participant Services, toll-free, at 1-800-523-1188 for a copy.

 .    Vanguard can accept exchanges only as permitted by your plan. Contact your plan administrator for details on the exchange policies that apply to your plan.

Accessing Fund Information by Computer

--------------------------------------------------------------------------------
Vanguard on the World Wide Web www.vanguard.com
Use your personal computer to visit Vanguard's education-oriented website, which provides timely news and information about Vanguard funds and services; an online "university" that offers a variety of mutual fund classes; and easy-to-use, interactive tools to help you create your own investment and retirement strategies.
--------------------------------------------------------------------------------

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

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

                     (This page intentionally left blank.)

                     (This page intentionally left blank.)

Glossary of Investment Terms

Active Management
An investment approach that seeks to exceed the average returns of the financial markets. Active managers rely on research, market forecasts, and their own judgment and experience in selecting securities to buy and sell.

Bond
A debt security (IOU) issued by a corporation, government, or government agency in exchange for the money you lend it. In most instances, the issuer agrees to pay back the loan by a specific date and make regular interest payments until that date.

Capital Gains Distribution
Payment to mutual fund shareholders of gains realized on securities that the fund has sold at a profit, minus any realized losses.

Cash Reserves
Cash deposits, short-term bank deposits, and money market instruments which include U.S. Treasury bills, bank certificates of deposit (CDs), repurchase agreements, commercial paper, and banker's acceptances.

Corporate Bond
An IOU issued by a business that wants to borrow money. As with other types of bonds, the issuer promises to repay the borrowed money on a specific date and to make interest payments in the meantime.

Dividend Income
Payment to shareholders of income from interest or dividends generated by a fund's investments.

Expense Ratio
The percentage of a fund's average net assets used to pay its expenses. The expense ratio includes management fees, administrative fees, and any 12b-1 distribution fees.

Face Value
The amount to be paid at maturity of a bond; also known as the par value or principal.

Index
An unmanaged group of securities whose overall performance is used as a standard to measure investment performance.

International Dollar-Denominated Bond
A bond denominated in U.S. dollars issued by foreign governments and companies. Because the bond's value is designated in dollars, an investor is not exposed to foreign currency risk.

Investment Grade
A bond whose credit quality is considered by independent bond-rating agencies to be sufficient to ensure timely payment of principal and interest under current economic circumstances.

Maturity
The date when a bond issuer agrees to repay the bond's principal, or face value, to the bond's buyer.

Mortgage-Backed Security
A bond or pass-through certificate that represents an interest in an underlying pool of mortgages and is issued by any number of government agencies or private corporations. Unlike ordinary fixed-income securities, mortgage-backed securities pay both interest and principal as part of their regular payments.

Net Asset Value (NAV)
The market value of a mutual fund's total assets, minus liabilities, divided by the number of shares outstanding. The value of a single share is called its share value or share price.

Passive Management
A low-cost investment strategy in which a mutual fund attempts to match--rather than outperform--a particular stock or bond market index. Also known as indexing.

Total Return
A percentage change, over a specified time period, in a mutual fund's net asset value, with the ending net asset value adjusted to account for the reinvestment of all distributions of dividends and capital gains.

Volatility
The fluctuations in value of a mutual fund or other security. The greater a fund's volatility, the wider the fluctuations between its high and low prices.

Yield
Income (interest or dividends) earned by an investment, expressed as a percentage of the investment's price.

                                                    [LOGO OF THE VANGUARD GROUP]

                                                     Institutional Division
                                                     Post Office Box 2600
                                                     Valley Forge, PA 19482-2600

For More Information
If you'd like more information about Vanguard Bond Index Funds, the following documents are available free upon request:

Annual/Semiannual Report to Shareholders
Additional information about the Funds' investments is available in the Funds' annual and semiannual reports to shareholders. In these reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during the most recent fiscal year.

Statement of Additional Information (SAI)
The SAI provides more detailed information about the Funds.

The current annual and semiannual reports and the SAI are incorporated by reference into (and are thus legally a part of) this prospectus.

To receive a free copy of the latest annual or semiannual report or the SAI, or to request additional information about the Funds or other Vanguard funds, please contact us as follows:

The Vanguard Group
Participant Services Center
P.O. Box 2900
Valley Forge, PA 19482-2900

Telephone:
1-800-523-1188

Text Telephone:
1-800-523-8004

World Wide Web:
www.vanguard.com

Information provided by the Securities and Exchange Commission (SEC)
You can review and copy information about the Funds (including the SAI) at the SEC's Public Reference Room in Washington, D.C. To find out more about this public service, call the SEC at 1-800-SEC-0330. Reports and other information about the Funds are also available on the SEC's website (www.sec.gov), or you can receive copies of this information, for a fee, by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-6009.

Funds' Investment Company Act file number: 811-4681

                                                    (C) 2000 The Vanguard Group,
                                                    Inc. All rights reserved.
                                                    Vanguard Marketing
                                                    Corporation, Distributor.

                                                    I084N-01/03/2000

Vanguard Total Bond Market Index Fund-Institutional Shares Prospectus dated April 30, 1999, filed on March 1, 1999, is incorporated by reference.

                                    PART B

                           VANGUARD BOND INDEX FUNDS
                                  (the Trust)

                      STATEMENT OF ADDITIONAL INFORMATION

                             January 3, 2000

  This Statement is not a prospectus, but should be read in conjunction with the Trust's current Prospectuses (dated January 3, 2000). To obtain the Pro-spectuses or an additional 1998 Annual Report or 1999 Semi-Annual Report to Shareholders which contains Vanguard Bond Index Funds' Financial Statements as hereby incorporated by reference, please call:

                     Vanguard Investor Information Center

                             1-800-662-7447(SHIP)

                               TABLE OF CONTENTS

                                                                            Page
                                                                            ----
Description of the Trust...................................................  B-1
Investment Policies........................................................  B-3
Fundamental Investment Limitations.........................................  B-7
Yield and Total Return.....................................................  B-9
Purchase of Shares......................................................... B-10
Redemption of Shares....................................................... B-11
Share Price................................................................ B-11
Management of the Trust.................................................... B-12
Portfolio Transactions..................................................... B-16
Performance Measures....................................................... B-17
Financial Statements....................................................... B-20
Appendix--Description of Bond Ratings...................................... B-21

                           DESCRIPTION OF THE TRUST

Organization

  The Trust was organized as a Maryland corporation in 1986, and was reorga-nized as a Delaware business trust in May, 1998. Prior to its reorganization as a Delaware business trust, the Trust was known as Vanguard Bond Index Fund, Inc. The Trust is registered with the United States Securities and Exchange Commission (the Commission) under the Investment Company Act of 1940 (the 1940
Act) as an open-end, diversified management investment company. It currently offers the following funds and classes of shares:

  Vanguard Short-Term Bond Index Fund
  Vanguard Intermediate-Term Bond
  Index Fund
  Vanguard Long-Term Bond Index Fund
  Vanguard Total Bond Market Index Fund--Individual Shares and Institutional Shares
    (individually, the Fund; collectively, the Funds)

  The Trust has the ability to offer additional funds or classes of shares. There is no limit on the number of full and fractional shares that the Trust may issue for a single fund or class of shares.

Service Providers

  Custodian. State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110 and The Chase Manhattan Bank, N.A., 4 Chase MetroTech Cen-ter, Brooklyn, New York 11245 serve as the Funds' custodians. The custodians are responsible for maintaining the Funds' assets and keeping all necessary accounts and records.

  Independent Accountants. PricewaterhouseCoopers LLP, 30 South 17th Street, Philadelphia, Pennsylvania 19103, serves as the Funds' independent accoun-tants. The accountants audit the Funds' financial statements and provide other related services.

  Transfer and Dividend-Paying Agent. The Funds' transfer agent and dividend-paying agent is The Vanguard Group, Inc., 100 Vanguard Boulevard, Malvern, Pennsylvania 19355.

Characteristics of the Trust's Shares

  Restrictions on Holding or Disposing of Shares. There are no restrictions on the right of shareholders to retain or dispose of the Trust's shares, other than the possible future termination of the Trust or any of its funds. The Trust or any of its funds may be terminated by reorganization into another mu-tual fund or by liquidation and distribution of the assets of the affected fund. Unless terminated by reorganization or liquidation, the Trust and its funds will continue indefinitely.

  Shareholder Liability. The Trust is organized under Delaware law, which pro-vides that shareholders of a business trust are entitled to the same limita-tions of personal liability as shareholders of a corporation organized under Delaware law. Effectively, this means that a shareholder of the Trust will not be personally liable for payment of the Trust's debts except by reason of his or her own conduct or acts. In addition, a shareholder could incur a financial loss on account of a Trust obligation only if the Trust itself had no remain-ing assets with which to meet such obligation. We believe that the possibility of such a situation arising is extremely remote.

  Dividend Rights. The shareholders of a fund are entitled to receive any div-idends or other distributions declared for such fund. No shares have priority or preference over any other shares of the same fund with respect to distribu-tions. Distributions will be made from the assets of a fund, and will be paid ratably to all shareholders of the fund (or class) according to the number of shares of such fund (or class) held by shareholders on the record date. The amount of income dividends per share may vary between separate share classes of the same fund based upon differences in the way that expenses are allocated between share classes pursuant to a multiple class plan.

  Voting Rights. Shareholders are entitled to vote on a matter if: (i) a shareholder vote is required under the 1940 Act; (ii) the matter concerns an amendment to the Declaration of Trust that would adversely affect to a mate-rial degree the rights and preferences of the shares of any class or fund; or
(iii) the Trustees determine that it is necessary or desirable to obtain a shareholder vote. The 1940 Act requires a shareholder vote under various cir-cumstances, including to elect or remove Trustees upon the written request of shareholders representing 10% or more of the Trust's net assets, and to change any fundamental policy of the Trust. Shareholders of the Trust receive one vote for each dollar of net asset value owned on the record date, and a frac-tional vote for each fractional dollar of net asset value owned on the record date. However, only the shares of the fund affected by a particular matter are entitled to vote on that matter. Voting rights are non-cumulative and cannot be modified without a majority vote.

  Liquidation Rights. In the event of liquidation, shareholders will be enti-tled to receive a pro rata share of the net assets of applicable funds of the Trust.

  Preemptive Rights. There are no preemptive rights associated with shares of the Funds.

  Conversion Rights. Shareholders of the Total Bond Market Index Fund may con-vert their Individual (or Institutional) Shares into Institutional (or Indi-vidual) Shares upon the satisfaction of any then applicable eligibility re-quirements.

  Redemption Provisions. The Trust's redemption provisions are described in its current prospectuses and elsewhere in this Statement of Additional Infor-mation.

  Sinking Fund Provisions. The Trust has no sinking fund provisions.

  Calls or Assessment. The Trust's shares, when issued, are fully paid and non-assessable.

Tax Status of the Trust

  Each Fund of the Trust intends to qualify as a "regulated investment compa-ny" under Subchapter M of the Internal Revenue Code. This special tax status means that a fund will not be liable for federal tax on income and capital gains distributed to shareholders. In order to preserve its tax status, each Fund of the Trust must comply with certain requirements. If a fund fails to meet these requirements in any taxable year, it will be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, will be taxable to shareholders as ordinary income. In ad-dition, the fund could be required to recognize unrealized gains, pay substan-tial taxes and interest, and make substantial distributions before regaining its tax status as a regulated investment company.

                              INVESTMENT POLICIES

  The following policies supplement the investment policies set forth in the Trust's Prospectuses:

Repurchase Agreements

  Each Fund of the Trust may invest in repurchase agreements with commercial banks, brokers or dealers either for defensive purposes due to market condi-tions or to generate income from its excess cash balances. A repurchase agree-ment is an agreement under which a Fund acquires a fixed income security (gen-erally a security issued by the U.S. Government or an agency thereof, a banker's acceptance, or a certificate of deposit) from a commercial bank, bro-ker, or dealer, subject to resale to the seller at an agreed upon price and date (normally, the next business day). A repurchase agreement may be consid-ered a loan collateralized by securities. The resale price reflects an agreed upon interest rate effective for the period the instrument is held by a Fund and is unrelated to the interest rate on the underlying instrument. In these transactions, the securities acquired by a Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repur-chase agreement and are held by a custodian bank until repurchased. In addi-tion, the Trust's Board of Trustees will monitor each Fund's repurchase agree-ment transactions generally and will establish guidelines and standards for review by the investment adviser of the creditworthiness of any bank, broker, or dealer party to a repurchase agreement relating to a Fund.

  The use of repurchase agreements involves certain risks. For example, if the other party to the agreement defaults on its obligation to repurchase the un-derlying security at a time when the value of the security has declined, a Fund may incur a loss upon disposition of the security. If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code or other laws, a court may determine that the under-lying security is collateral for a loan by the Fund not within its control and therefore the realization by the Fund on such collateral may be automatically stayed. Finally, it is possible that the Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured credi-tor of the other party to the agreement. While each Fund's management acknowl-edges these risks, it is expected that they can be controlled through careful monitoring procedures.

Lending of Securities

  Each Fund of the Trust may lend its investment securities to qualified in-stitutional investors (typically brokers, dealers, banks, or other financial institutions) who need to borrow securities in order to complete certain transactions, such as covering short sales, avoiding failures to deliver securities, or completing arbitrage operations. By lending its in-vestment securities, a Fund attempts to increase its net investment income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund. The terms and the structure and the ag-gregate amount of such loans must be consistent with the 1940 Act, and the Rules and Regulations or interpretations of the Commission thereunder. These provisions limit the amount of securities a fund may lend to 33 1/3% of the Fund's total assets, and require that (a) the borrower pledge and maintain with the Fund collateral consisting of cash, an irrevocable letter of credit or securities issued or guaranteed by the United States Government having at all times not less than 100% of the value of the securities loaned, (b) the borrower add to such collateral whenever the price of the securities loaned rises (i.e., the borrower "marks to the market" on a daily basis), (c) the loan be made subject to termination by the Fund at any time, and (d) the Fund receive reasonable interest on the loan (which may include the Fund's invest-ing any cash collateral in interest bearing short-term investments), any dis-tribution on the loaned securities and any increase in their market value. Loan arrangements made by each Fund will comply with all other applicable reg-ulatory requirements, including the rules of the New York Stock Exchange, which presently require the borrower, after notice, to redeliver the securi-ties within the normal settlement time of three business days. All relevant facts and circumstances, including the creditworthiness of the broker, dealer or institution, will be considered in making decisions with respect to the lending of securities, subject to review by the Trust's Board of Trustees.

  At the present time, the Staff of the Commission does not object if an in-vestment company pays reasonable negotiated fees in connection with loaned se-curities, so long as such fees are set forth in a written contract and ap-proved by the investment company's Trustees. In addition, voting rights pass with the loaned securities, but if a material event will occur affecting an investment on loan, the loan must be called and the securities voted.

Vanguard Interfund Lending Program

  The Commission has issued an exemptive order permitting the Funds to partic-ipate in Vanguard's interfund lending program. This program allows the Van-guard funds to borrow money from and loan money to each other for temporary or emergency purposes. The program is subject to a number of conditions, includ-ing the requirement that no fund may borrow or lend money through the program unless it receives a more favorable interest rate than is available from a typical bank for a comparable transaction. In addition, a fund may participate in the program only if and to the extent that such participation is consistent with the fund's investment objective and other investment policies. The Boards of Trustees of the Vanguard funds are responsible for ensuring that the interfund lending program operates in compliance with all conditions of the Commission's exemptive order.

Restricted Securities

  Each Portfolio may invest in restricted, privately placed securities issued pursuant to Rule 144A of the Securities Act of 1933. These securities are not registered under the Securities Act and can only be offered and sold to quali-fied institutional buyers. Restricted Securities could increase the Portfo-lios' illiquidity if qualified institutional buyers become uninterested in purchasing those securities.

  The Board of Directors has adopted guidelines to determine the liquidity of restricted securities and has delegated to the Investment Manager the daily function of determining and monitoring the liquidity of restricted securities. The Board, however, will retain oversight and the ultimate responsibility for the determinations. The Board will monitor these investments focusing on fac-tors such as valuation, the availability of qualified institutional buyers, and the availability of information on the issuer of securities. If a substan-tial market develops for a restricted security held by a Portfolio, that secu-rity will be treated as a liquid security, in accordance with the procedures approved by the Board.

Futures Contracts and Options

  Each Fund may enter into futures contracts, options, and options on futures contracts for the purpose of remaining fully invested and reducing transaction costs. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. Futures contracts which are standardized as to maturity date and underlying financial instrument are traded on national futures exchanges. Futures exchanges and trading are regulated under the Com-modity Exchange Act by the Commodity Futures Trading Commission (CFTC), a U.S. Government agency. Assets committed to futures contracts will be segregated to the extent required by law.

  Although futures contracts by their terms call for actual delivery or ac-ceptance of the underlying securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Clos-ing out an open futures position is done by taking an opposite position (buy-ing a contract which has previously been sold, or selling a contract previ-ously purchased) in an identical contract to terminate the position. Brokerage commissions are incurred when a futures contract is bought or sold.

  Futures traders are required to make a good faith initial margin deposit in cash or securities with a broker or custodian to initiate and maintain open positions in futures contracts. A margin deposit is intended to assure comple-tion of the contract (delivery or acceptance of the underlying security) if it is not terminated prior to the specified delivery date. Minimal initial margin requirements are established by the futures exchange and may be changed. Bro-kers may establish deposit requirements which are higher than the exchange minimums. Futures contracts are customarily purchased and sold with deposits that may range upward from less than 5% of the value of the contract being traded. A Fund's initial margin requirement is ordinarily in the form of port-folio securities.

  After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional "variation" margin will be required. Conversely, change in the con-tract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made to and from the futures broker for as long as the contract remains open. The Funds expect to earn interest income on their initial margin deposit.

  Traders in futures contracts may be broadly classified as either "hedgers" or "speculators." Hedgers use the futures markets primarily to offset unfavor-able changes in the value of securities otherwise held for investment purposes or expected to be acquired by them. Speculators are less inclined to own the securities underlying the futures contracts which they trade, and use futures contracts with the expectation of realizing profits from fluctuations in the prices of underlying securities. The Funds intend to use futures contracts for bona fide hedging purposes only.

  Regulations of the CFTC applicable to a Fund require that all of its futures transactions constitute bona fide hedging transactions except to the extent that the aggregate initial margins and premiums required to establish any non-hedging positions do not exceed five percent of the value of the Fund's port-folio. Each Fund will only sell futures contracts to protect securities it owns against price declines or purchase contracts to protect against an in-crease in the price of securities it intends to purchase. As evidence of this hedging interest, each Fund expects that approximately 75% of its futures con-tract purchases will be "completed," that is, equivalent amounts of related securities will have been purchased or are being purchased by the Fund upon sale of open futures contracts.

  Although techniques other than the sale and purchase of futures contracts could be used to control the Funds' exposure to market fluctuations, the use of futures contracts may be a more effective means of hedging this exposure. While each Fund will incur commission expenses in both opening and closing out futures positions, these costs are lower than transaction costs incurred in the purchase and sale of the underlying securities.

Restrictions on the Use of Futures Contracts

  A Fund will not enter into futures contract transactions to the extent that, immediately thereafter, the sum of its initial margin deposits on open con-tracts exceeds 5% of the market value of the Fund's total assets. In addition, a Fund will not enter into futures contracts to the extent that its outstand-ing obligations to purchase securities under these contracts would exceed 20% of its total assets.

Risk Factors in Futures Transactions

  Positions in futures contracts may be closed out only on an Exchange which provides a secondary market for such futures. However, there can be no assur-ance that a liquid secondary market will exist for any particular futures con-tract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, a Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if the Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disad-vantageous to do so. In addition, a Fund may be required to make delivery of the instruments underlying futures contracts it holds. The inability to close options and futures positions also could have an adverse impact on the ability to effectively hedge.

  A Fund will minimize the risk that it will be unable to close out a futures contract by only entering into futures which are traded on national futures exchanges and for which there appears to be a liquid secondary market.

  The risk of loss in trading futures contracts in some strategies can be sub-stantial, due both to the low margin deposits required, and the extremely high degree of leverage involved in futures pricing. As a result, a relatively small price movement in a futures contract may result in immediate and sub-stantial loss (as well as gain) to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract. However, because the futures strategies of a Fund are engaged in only for hedging purposes, the Adviser does not believe that the Funds are subject to the risks of loss frequently associated with futures transactions. A Fund would presumably have sustained comparable losses if, instead of the futures contract, it had invested in the underlying financial instrument and sold it after the decline.

  Utilization of futures transactions by a Fund does involve the risk of im-perfect or no correlation where the securities underlying futures contracts have different maturities than the portfolio securities being hedged. It is also possible that a Fund could both lose money on futures contracts and also experience a decline in value of its portfolio securities. There is also the risk of loss by each Fund of margin deposits in the event of bankruptcy of a broker with whom a Fund has an open position in a futures contract or related option.

  Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trad-ing, thereby preventing prompt liquidation of future positions and subjecting some futures traders to substantial losses.

Federal Tax Treatment of Futures Contracts

  Except for transactions a Fund has identified as hedging transactions, a Fund is required for Federal income tax purposes to recognize as income for each taxable year its net unrealized gains and losses on certain futures con-tracts as of the end of the year as well as those actually realized during the year. In most cases, any gain or loss recognized with respect to a futures contract is considered to be 60% long-term capital gain or loss and 40% short-term capital gain or loss, without regard to the holding period of the con-tract. Furthermore, sales of futures contracts which are intended to hedge against a change in the value of securities held by a Fund may affect the holding period of such securities and, consequently, the nature of the gain or loss on such securities upon disposition. A Fund may be required to defer the recognition of losses on futures contracts to the extent of any unrecognized gains on related positions held by the Fund.

  In order for a Fund to continue to qualify for Federal income tax treatment as a regulated investment company, at least 90% of its gross income for a tax-able year must be derived from qualifying income; i.e., dividends, interest, income derived from loans of securities, gains from the sale of securities or of foreign currencies, or other income derived with respect to a Fund's busi-ness of investing in securities. It is anticipated that any net gain realized from the closing out of futures contracts will be considered qualifying income for purposes of the 90% requirement.

  A Fund will distribute to shareholders annually any net capital gains which have been recognized for Federal income tax purposes (including unrealized gains at the end of the Fund's fiscal year) on futures transactions. Such dis-tributions will be combined with distributions of capital gains realized on the Fund's other investments and shareholders will be advised on the nature of the transactions.

                      FUNDAMENTAL INVESTMENT LIMITATIONS

  Each Fund of the Trust is subject to the following fundamental investment limitations, which cannot be changed in any material way without the approval of the holders of a majority of the affected Fund's shares. For these purpos-es, a "majority" of a Fund's shares means shares representing the lesser of:
(i) 67% or more of the votes cast to approve a change, so long as shares rep-resenting more than 50% of the Fund's net asset value are present or repre-sented by proxy; or (ii) more than 50% of a Fund's net asset value.

  Borrowing. Each Fund may not borrow money, except for temporary or emergency purposes in an amount not exceeding 15% of the Fund's net assets. Each Fund may borrow money through banks, reverse repurchase agreements, or Vanguard's interfund lending program only, and must comply with all applicable regulatory conditions. Each Fund may not make any additional investments whenever its outstanding borrowings exceed 5% of net assets.

  Commodities. Each Fund may not invest in commodities, except that it may in-vest in futures contracts and options transactions. No more than 5% of a Fund's total assets may be used as initial margin deposit for futures con-tracts, and no more than 20% of the Fund's total assets may be invested in futures contracts or options at any time.

  Diversification. Each Fund may not: (i) purchase more than 5% of the out-standing voting securities of any one issuer, or (ii) purchase securities of any issuer if, as a result, more than 5% of the Fund's total assets would be invested in that issuer's securities. This limitation does not apply to obli-gations of the United States Government, its agencies, or instrumentalities.

  Illiquid Securities. Each Fund may not acquire any security if, as a result, more than 15% of its net assets would be invested in securities that are illiquid.

  Investing for Control. Each Fund may not invest in a company for the purpose of controlling its management.

  Investment Companies. Each Fund may not invest in any other investment com-pany, except through a merger, consolidation or acquisition of assets, or to the extent permitted by Section 12 of the 1940 Act. Investment companies whose shares a Fund acquires pursuant to Section 12 must have investment objectives and investment policies consistent with those of the Fund.

  Loans. Each Fund may not lend money to any person except by purchasing fixed income securities that are publicly distributed or customarily purchased by institutional investors, by entering into repurchase agreements, by lending its portfolio securities, or through Vanguard's interfund lending program.

  Margin. Each Fund may not purchase securities on margin or sell securities short, except as permitted by the Funds' investment policies relating to com-modities.

  Oil, gas, minerals. Each Fund may not invest in interests in oil, gas or other mineral exploration or development programs.

  Pledging assets. Each Fund may not pledge, mortgage or hypothecate more than 15% of its net assets.

  Real Estate. Each Fund may not invest directly in real estate, although it may invest in securities of companies that deal in real estate and bonds se-cured by real estate.

  Senior securities. Each Fund may not issue senior securities.

  Underwriting. Each Fund may not engage in the business of underwriting secu-rities issued by other persons. Each Fund will not be considered an under-writer when disposing of its investment securities.

  The investment limitations set forth above are considered at the time in-vestment securities are purchased. If a percentage restriction is adhered to at the time the investment is made, a later increase in percentage resulting from a change in the market value of assets will not constitute a violation of such restriction.

  None of these limitations prevents a Fund from participating in The Vanguard Group, Inc. (Vanguard). As a member of The Vanguard Group of Investment Compa-nies, the Trust may own securities issued by Vanguard, make loans to Vanguard, and contribute to Vanguard's costs or other financial requirements. See "Man-agement of the Trust" for more information.

                            YIELD AND TOTAL RETURN

SEC Yield

  Yield is the net annualized yield based on a specified 30-day (or one month) period assuming semiannual compounding of income. Yield is calculated by di-viding the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                         YIELD = 2[((a-b)/cd+1)/6/-1]

  Where:

      a     = dividends and interest earned during the period
      b     = expenses accrued for the period (net of reimbursements)
      c     = the average daily number of shares outstanding during the period that were entitled to receive dividends
      d     = the maximum offering price per share on the last day of the period

  The yield* of each Fund of the Trust for the 30-day period ended June 30, 1999 was as follows:

   Short-Term Bond Index.................................................. 5.95%
   Intermediate-Term Bond Index........................................... 6.52%
   Long-Term Bond Index................................................... 6.66%
   Total Bond Market Index Individual Shares.............................. 6.44%
   Total Bond Market Index Institutional Shares........................... 6.54%

  --------
  *Yield is calculated daily

Average Annual Total Return

  Average annual total return is the average annual compounded rate of return for the periods of one year, five years, ten years or the life of the Fund, all ended on the last day of a recent month. Average annual total return quo-tations will reflect changes in the price of the Fund's shares and assume that all dividends and capital gains distributions during the respective periods were reinvested in Fund shares. Average annual total return is calculated by finding the average annual compounded rates of return of a hypothetical in-vestment over such periods according to the following formula (average annual total return is then expressed as a percentage):

                              T = (ERV/P)/1//n-1

  Where:

      T     = average annual total return
      P     = a hypothetical initial investment of $1,000
      n     = number of years
      ERV   = ending redeemable value: ERV is the value, at the end of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period

  The average annual total return of the Total Bond Market Index Fund Individ-ual Shares for the one-, five-, and ten-year periods ended December 31, 1998 was 8.58%*, 7.21%*, and 9.00%*, respectively. The average annual total return of the Short-Term Bond Index Fund for the one-year period ended December 31, 1998 and since its inception on March 1, 1994 was 7.63%* and 6.48%*, respec-tively. The average annual total return of the Intermediate-Term Bond Index Fund for the one-year period ended December 31, 1998 and since its inception on March 1, 1994 was 10.09%* and 8.02%*, respectively. The average annual total return of the Long-Term Bond Index Fund for the one-year period ended December 31, 1998 and since its inception on March 1, 1994 was 11.98%* and 9.93%*, respectively. The average annual total return of the Total Bond Market Index Fund Institutional Shares for the one-year period ended December 31, 1998 and since its inception on September 18, 1995 was 8.69%* and 8.07%*, respectively.

  *Total return figures do not reflect the $10 annual account maintenance fee applied on balances under $10,000.

Cumulative Total Return

  Cumulative total return is the cumulative rate of return on a hypothetical initial investment of $1,000 for a specified period. Cumulative total return quotations reflect changes in the price of the Fund's shares and assume that all dividends and capital gains distributions during the period were rein-vested in Fund shares. Cumulative total return is calculated by finding the cumulative rates of a return of a hypothetical investment over such periods, according to the following formula (cumulative total return is then expressed as a percentage):

                                 C = (ERV/P)-1

  Where:

      C     = cumulative total return
      P     = a hypothetical initial investment of $1,000
      ERV   = ending redeemable value; ERV is the value, at the end of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period

                              PURCHASE OF SHARES

  The Trust reserves the right in its sole discretion (i) to suspend the of-ferings of its shares, (ii) to reject purchase orders when in the judgment of management such rejection is in the best interest of the Trust, and (iii) to reduce or waive the minimum investment for or any other restrictions on ini-tial and subsequent investments for certain fiduciary accounts or under cir-cumstances where certain economies can be achieved in sales of a Fund's shares.

  The Trust reserves the right to deduct a portfolio transaction fee from pur-chases of the shares of each Fund. Fees will not be charged on any investment where the aggregate balance is expected to be less than $250 million for the Total Bond Market Index Fund; $50 million for the Short-Term Bond Index Fund; $50 million for the Intermediate-Term Bond Index Fund; and $10 million for the Long-Term Bond Index Fund. Fees may be charged on the entire lump-sum purchase for transactions that exceed or are expected to exceed over the next twelve months the amount indicated for each Fund if such purchases are reasonably deemed to be disruptive to efficient portfolio management. Lump-sum purchases exceeding the indicated amount for each Fund may be considered disruptive, for example, if the portfolio manager incurs significant transaction costs in pur-chasing portfolio securities needed to match the investment performance of the respective benchmark index. If such purchases can be offset by redemptions of shares by other shareholders, such fee may be waived or reduced. A prospective investor may determine whether a fee will be charged by calling his/her client representative or plan sponsor in advance of his/her purchase. The fee, if im-posed, will be 0.18% for the Total Bond Market Index Fund; 0.23% for the In-termediate-Term Bond Index Fund; 0.15% for the Short-Term Bond Index Fund; and 0.21% for the Long-Term Bond Index Fund. The fees are based on the portfolio manager's estimate of transaction costs, which depends on the types of securi-ties in which each Fund invests.

                             REDEMPTION OF SHARES

  The Trust may suspend redemption privileges or postpone the date of payment
(i) during any period that the New York Stock Exchange is closed, or trading on the Exchange is restricted as determined by the Commission, (ii) during any period when an emergency exists as defined by the rules of the Commission as a result of which it is not reasonably practicable for a Fund to dispose of se-curities owned by it, or fairly to determine the value of its assets, and
(iii) for such other periods as the Commission may permit.

                                  SHARE PRICE

  Each Fund's share price, or "net asset value" per share, is calculated by dividing the total assets of the Fund, less all liabilities, by the total num-ber of shares outstanding except for the Total Bond Market Index Fund whereby net asset value is calculated by dividing the net assets attributed to each share class by the total number of shares outstanding for each share class. The net asset value is determined as of the close of the New York Stock Ex-change (the Exchange, generally 4:00 p.m. Eastern time) on each day that the Exchange is open for trading.

  Short term instruments (those with remaining maturities of 60 days or less) may be valued at cost, plus or minus any amortized discount or premium, which approximates market value.

  Bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing service may be determined without regard to bid or last sale prices of each security, but take into account institutional-size transactions in similar groups of se-curities as well as any developments related to specific securities.

  Other assets and securities for which no quotations are readily available or which are restricted as to sale (or resale) are valued by such methods as the Board of Trustees deems in good faith to reflect fair value.

  The share price for the Fund can be found daily in the mutual fund listings of most major newspapers under the heading "Vanguard Index Funds."

                            MANAGEMENT OF THE TRUST

Officers and Trustees

  The Officers of the Trust manage its day-to-day operations and are responsi-ble to the Trust's Board of Trustees. The Trustees set broad policies for the Trust and choose its Officers. The following is a list of the Trustees and Of-ficers of the Trust and a statement of their present positions and principal occupations during the past five years. As a group, the Trust's Trustees and Officers own less than 1% of the outstanding shares of each Fund of the Trust. Each Trustee also serves as a Director of The Vanguard Group, Inc., and as a Trustee of each of the 36 investment companies administered by Vanguard (35 in the case of Mr. Malkiel and 28 in the case of Mr. MacLaury). The mailing ad-dress of the Trustees and Officers of the Trust is Post Office Box 876, Valley Forge, Pennsylvania 19482.

JOHN J. BRENNAN, (DOB: 7/29/1954) Chairman, Chief Executive Officer, and
Trustee*
Chairman, Chief Executive Officer and Director of The Vanguard Group, Inc., and Trustee of each of the investment companies in The Vanguard Group.

JOANN HEFFERNAN HEISEN, (DOB: 1/25/1950) Trustee
Vice President, Chief Information Officer, and member of the Executive Commit-tee of Johnson and Johnson (Pharmaceuticals/Consumer Products); Director of Johnson & Johnson*MERCK Consumer Pharmaceuticals Co., Women First HealthCare, Inc. (Research and Education Institution), Recording for the Blind and Dyslexic, The Medical Center at Princeton, and Women's Research and Education Institute.

BRUCE K. MACLAURY, (DOB: 5/7/1931) Trustee
President Emeritus of The Brookings Institution (Independent Non-Partisan Re-search Organization); Director of American Express Bank, Ltd., The St. Paul Companies, Inc. (Insurance and Financial Services), and National Steel Corp.

BURTON G. MALKIEL, (DOB: 8/28/1932) Trustee
Chemical Bank Chairman's Professor of Economics, Princeton University; Direc-tor of Prudential Insurance Co. of America, Banco Bilbao Gestinova, Baker Fentress & Co. (Investment Management), The Jeffrey Co. (Holding Company), and Southern New England Telecommunications Co.

ALFRED M. RANKIN, JR., (DOB: 10/8/1941) Trustee

Chairman, President, Chief Executive Officer, and Director of NACCO Industries (Machinery/Coal/Appliances); and Director of The BFGoodrich Co. (Aircraft Systems/Manufacturing/Chemicals).

JOHN C. SAWHILL, (DOB: 6/12/1936) Trustee
President and Chief Executive Officer of The Nature Conservancy (Non-Profit Conservation Group); Director of Pacific Gas and Electric Co., Procter & Gam-ble Co., NACCO Industries (Machinery/ Coal/Appliances), and Newfield Explora-tion Co. (Energy); formerly, Director and Senior Partner of McKinsey & Co., and President of New York University.

JAMES O. WELCH, JR., (DOB: 5/13/1931) Trustee
Retired Chairman of Nabisco Brands, Inc. (Food Products); retired Vice Chair-man and Director of RJR Nabisco (Food and Tobacco Products); Director of TECO Energy, Inc., and Kmart Corp.

J. LAWRENCE WILSON, (DOB: 3/2/1936) Trustee

Retired Chairman and Chief Executive Officer of Rohm & Haas Co. (Chemicals); Director of Cummins Engine Co. (Diesel Engine Company), and The Mead Corp. (Paper Products); and Trustee of Vanderbilt University.

RAYMOND J. KLAPINSKY, (DOB: 12/7/1938) Secretary*
Managing Director of the Vanguard Group, Inc.; Secretary of The Vanguard Group, Inc. and of each of the investment companies in The Vanguard Group.

THOMAS J. HIGGINS, (DOB: 5/21/1957) Treasurer*
Principal of The Vanguard Group, Inc.; Treasurer of each of the investment companies in The Vanguard Group.

ROBERT D. SNOWDEN, (DOB: 9/4/1961) Controller*
Principal of The Vanguard Group, Inc.; Controller of each of the investment companies in The Vanguard Group.
--------
*Officers of the Trust are "interested persons" as defined in the 1940 Act.

The Vanguard Group

  The Trust is a member of The Vanguard Group of Investment Companies which consists of more than 35 investment companies (the Trusts). Through their jointly-owned subsidiary, The Vanguard Group, Inc. (Vanguard), the Trust and the other Trusts in The Vanguard Group obtain at cost virtually all of their corporate management, administrative, and distribution services. Vanguard also provides investment advisory services on an at-cost basis to several of the Vanguard Trusts.

  Vanguard employs a supporting staff of management and administrative person-nel needed to provide the requisite services to the Trusts and also furnishes the Trusts with necessary office space, furnishings, and equipment. Each Trust pays its share of Vanguard's total expenses which are allocated among the Trusts under methods approved by the Trustees of each Trust. In addition, each Trust bears its own direct expenses such as legal, auditing, and custodian fees.

  The Trust's Officers are also Officers and employees of Vanguard. No Officer or employee is permitted to own any securities of any external adviser for the Trusts.

  Vanguard adheres to a Code of Ethics established pursuant to Rule 17j-1 un-der the 1940 Act. The Code is designed to prevent unlawful practices in con-nection with the purchase or sale of securities by persons associated with Vanguard. Under Vanguard's Code of Ethics certain Officers and employees of Vanguard who are considered access persons are permitted to engage in personal securities transactions. However, such transactions are subject to procedures and guidelines similar to, and in many cases more restrictive than, those rec-ommended by a blue ribbon panel of mutual fund industry executives.

  Vanguard was established and operates under an Amended and Restated Funds' Service Agreement which was approved by the shareholders of each of the Trusts. The amounts which each of the Trusts has invested are adjusted from time to time in order to maintain the proportionate relationship between each Trust's relative net assets and its contribution to Vanguard's capital. At June 30, 1999, each Fund had contributed capital to Vanguard representing 0.02% of each Fund's net assets. The total amount contributed by the Trust was $2,156,000, which represented 3.1% of Vanguard's capitalization. The Amended and Restated Funds' Service Agreement provides as follows: (a) each Vanguard Trust may be called upon to invest up to .40% of its assets in Vanguard; and
(b) there is no other limitation on the dollar amount that each Vanguard Trust may contribute to Vanguard's capitalization.

Management

  Corporate management and administrative services include: (1) executive staff; (2) accounting and financial; (3) legal and regulatory; (4) shareholder account maintenance; (5) monitoring and control of custodian relationships;
(6) shareholder reporting; and (7) review and evaluation of advisory and other services provided to the Vanguard Trusts by third parties. During the last three years and the six months ended June 30, 1999, the Funds' allocated shares of Vanguard's actual net costs of operation relating to management and administrative services (including transfer agency) were:

                                                                Six Months Ended
   Fund                           1996       1997       1998     June 30, 1999
   ----                        ---------- ---------- ---------- ----------------
   Total Bond Market Investor
    Shares...................  $3,597,000 $5,892,000 $9,859,000    $1,888,000
   Total Bond Market
    Institutional Shares.....     431,000    617,000    989,000       613,000
   Short-Term Bond...........     396,000    611,000    878,000       324,000
   Intermediate-Term Bond....     616,000    801,000  1,411,000       501,000
   Long-Term Bond............      30,000     62,000    207,000         1,000

Distribution

  Vanguard Marketing Corporation, a wholly-owned subsidiary of The Vanguard Group, Inc., provides all distribution and marketing activities for the Trusts in the Group. The principal distribution expenses are for advertising, promo-tional materials, and marketing personnel. Distribution services may also in-clude organizing and offering to the public, from time to time, one or more new investment companies which will become members of The Vanguard Group. The Trustees and Officers of Vanguard determine the amount to be spent annually on distribution activities, the manner and amount to be spent on each Trust, and whether to organize new investment companies.

  One half of the distribution expenses of a marketing and promotional nature is allocated among the Trusts based upon relative net assets. The remaining one half of those expenses is allocated among the Trusts based upon each Trust's sales for the preceding 24 months relative to the total sales of the Trusts as a Group, provided, however, that no Trust's aggregate quarterly rate of contribution for distribution expenses of a marketing and promotional na-ture shall exceed 125% of the average distribution expense rate for The Van-guard Group, and that no Trust shall incur annual distribution expenses in ex-cess of .20 of 1% of its average month-end net assets. During the last three years and the six months ended June 30, 1999, the Funds incurred the following approximate amounts of The Vanguard Group's distribution and marketing ex-penses.

                                                               Six Months Ended
   Fund                           1996      1997       1998     June 30, 1999
   ----                         -------- ---------- ---------- ----------------
   Total Bond Market Investor
    Shares..................... $786,000 $1,136,000 $1,699,000     $921,000
   Total Bond Market
    Institutional Shares.......  146,000    376,000    561,000      288,000
   Short-Term Bond.............   77,000    124,000    168,000       88,000
   Intermediate-Term Bond......  123,000    172,000    242,000      124,000
   Long-Term Bond..............    9,000     16,000     33,000       24,000

Investment Advisory Services

  Vanguard also provides investment advisory services to several Vanguard Trusts including this Trust. These services are provided on an at-cost basis from a money management staff employed directly by Vanguard. The compensation and other expenses of this staff are paid by the Funds and Trusts utilizing these services. During the last three years and the six months ended June 30, 1999, the

Funds incurred the following approximate amounts of Vanguard's expenses relat-ing to investment advisory services.

                                                               Six Months Ended
   Fund                               1996     1997     1998    June 30, 1999
   ----                             -------- -------- -------- ----------------
   Total Bond Market Investor
    Shares......................... $322,000 $583,000 $757,000     $482,000
   Total Bond Market Institutional
    Shares.........................   78,000  181,000  227,000      153,000
   Short-Term Bond.................   32,000   60,000   69,000       46,000
   Intermediate-Term Bond..........   52,000   81,000  106,000       71,000
   Long-Term Bond..................    4,000    8,000   16,000       14,000

Trustee Compensation

  The same individuals serve as Trustees of all Vanguard Trusts (with two ex-ceptions, which are noted in the table appearing below), and each Trust pays a proportionate share of the Trustees' compensation. The Trusts employ their of-ficers on a shared basis, as well. However, officers are compensated by The Vanguard Group, Inc., not the Trusts.

  Independent Trustees. The Trusts compensate their independent Trustees--that is, the ones who are not also officers of the Trust--in three ways:

  . The independent Trustees receive an annual fee for their service to the Trusts, which is subject to reduction based on absences from scheduled Board meetings.

  . The independent Trustees are reimbursed for the travel and other expenses that they incur in attending Board meetings.

  . Upon retirement, the independent Trustees receive an aggregate annual fee of $1,000 for each year served on the Board, up to fifteen years of service. This annual fee is paid for ten years following retirement or until each Trustee's death.

  "Interested" Trustees. The Trusts' interested Trustees--Messrs. Bogle and Brennan--receive no compensation for their service in that capacity. However, they are paid in their role as officers of The Vanguard Group, Inc.

  Compensation Table. The following table provides compensation details for each of the Trustees. We list the amounts paid as compensation and accrued as retirement benefits by the Trust for each Trustee. In addition, the table shows the total amount of benefits that we expect each Trustee to receive from all Vanguard Trusts upon retirement, and the total amount of compensation paid to each Trustee by all Vanguard Trusts. All information shown is for the fis-cal year ended December 31, 1998:

                           VANGUARD BOND INDEX FUNDS
                              COMPENSATION TABLE

                                           Pension or
                                           Retirement                Total
                                            Benefits  Estimated   Compensation
                                            Accrued     Annual        From
                               Aggregate    As Part    Benefits   All Vanguard
                              Compensation  of Trust     Upon     Trusts Paid
Names of Trustees              From Trust   Expenses  Retirement to Trustees(1)
-----------------             ------------ ---------- ---------- --------------
John C. Bogle................      None       None        None         None
John J. Brennan..............      None       None        None         None
Barbara Barnes
 Hauptfuhrer(2)..............    $1,889       $255     $15,000      $75,000
Robert E. Cawthorn(2)........       787        170       6,000       31,250
JoAnn Heffernan Heisen.......       944        111      15,000       37,500

                                            Pension or
                                            Retirement                Total
                                             Benefits  Estimated   Compensation
                                             Accrued     Annual        From
                                Aggregate    As Part    Benefits   All Vanguard
                               Compensation  of Trust     Upon     Trusts Paid
Names of Trustees               From Trust   Expenses  Retirement to Trustees(1)
-----------------              ------------ ---------- ---------- --------------
Bruce K. MacLaury.............    1,973        192       12,000       70,000
Burton G. Malkiel.............    1,902        184       15,000       75,000
Alfred M. Rankin, Jr. ........    1,889        134       15,000       75,000
John C. Sawhill...............    1,889        170       15,000       75,000
James O. Welch, Jr. ..........    1,889        196       15,000       75,000
J. Lawrence Wilson............    1,889        142       15,000       75,000

--------

(1) The amounts reported in this column reflect the total compensation paid to each Trustee for his or her service as Trustee of 36 Vanguard Trusts (35 in the case of Mr. Malkiel; 28 in the case of Mr. MacLaury).

(2) Mr. Cawthorn, Mrs. Hauptfuhrer and Mr. Bogle have retired from the Trust's Board, effective May 31, 1998, December 31, 1998, and December 31, 1999 respectively.

                            PORTFOLIO TRANSACTIONS

How Transactions Are Affected

  The types of securities in which the Funds invest are generally purchased and sold through principal transactions, meaning that the Funds normally pur-chase securities directly from the issuer or a primary market-maker acting as principal for the securities on a net basis. Explicit brokerage commissions are not paid on these transactions, although the purchase price for securities usually includes an undisclosed compensation. Purchases from underwriters of securities typically include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers typically include a dealer's mark-up (i.e., a spread between the bid and the asked pric-es). During the fiscal years ended December 31, 1996, 1997, and 1998, the Funds did not pay any explicit brokerage commissions.

How Brokers and Dealers Are Selected

  Vanguard's Fixed Income Group (the Group) chooses brokers or dealers to han-dle the purchase and sale of the Funds' securities, and is responsible for getting the best available price and most favorable execution for all transac-tions. When the Funds purchase a newly issued security at a fixed price, the Group may designate certain members of the underwriting syndicate to receive compensation associated with that transaction. Certain dealers have agreed to rebate a portion of such compensation directly to the Funds to offset their management expenses. The Group is required to seek best execution of all transactions and is not authorized to pay a higher brokerage commission solely on account of the receipt of research or other services.

How the Reasonableness of Brokerage Commissions Is Evaluated

  As previously explained, the types of securities that the Funds purchase do not normally involve the payment of explicit brokerage commissions. If any such brokerage commissions are paid, however, the Group will evaluate their reasonableness by considering: (a) historical commission rates; (b) rates which other institutional investors are paying, based upon publicly available information; (c) rates quoted by brokers and dealers; (d) the size of a par-ticular transaction, in terms of the number of shares, dollar amount, and num-ber of clients involved; (e) the complexity of a particular transaction in terms of both execution and settlement; (f) the level and type of business done with a particular firm over a period of time; and (g) the extent to which the broker or dealer has capital at risk in the transaction.

                             PERFORMANCE MEASURES

  Vanguard may use reprinted material discussing The Vanguard Group, Inc. or any of the member trusts of The Vanguard Group of Investment Companies. Each of the investment company members, including Vanguard Bond Index Funds, may from time to time, use one or more of the following unmanaged indexes for com-parative performance purposes.

  Standard & Poor's 500 Composite Stock Price Index--includes stocks selected by Standard & Poor's Index Committee to include leading companies in leading industries and to reflect the U.S. stock market.

  Standard & Poor's MidCap 400 Index--is composed of 400 medium sized domestic stocks.

  Standard & Poor's SmallCap 600/BARRA Value Index--contains stocks of the S&P SmallCap 600 Index which have a lower than average price-to-book ratio.

  Standard & Poor's SmallCap 600/BARRA Growth Index--contains stocks of the S&P SmallCap 600 Index which have a higher than average price-to-book ratio.

  Russell 1000 Value Index--consists of the stocks in the Russell 1000 Index (comprising the 1,000 largest U.S.-based companies measured by total market capitalization) with the lowest price-to-book ratios, comprising 50% of the market capitalization of the Russell 1000.

  Wilshire 5000 Equity Index--consists of more than 7,000 common equity secu-rities, covering all stocks in the U.S. for which daily pricing is available.

  Wilshire 4500 Equity Index--consists of all stocks in the Wilshire 5000 ex-cept for the 500 stocks in the Standard and Poor's 500 Index.

  Russell 3000 Stock Index--a diversified portfolio of approximately 3,000 common stocks accounting for over 90% of the market value of publicly-traded stocks in the U.S.

  Russell 2000 Stock Index--a subset of approximately 2,000 of the smallest stocks contained in the Russell 3000, a widely-used benchmark for small capi-talization common stocks.

  Morgan Stanley Capital International EAFE Index--is an arithmetic, market value-weighted average of the performance of over 900 securities listed on the stock exchanges of countries in Europe, Australia, Asia and the Far East.

  Goldman Sachs 100 Convertible Bond Index--currently includes 71 bonds and 29 preferreds. The original list of names was generated by screening for convert-ible issues of $100 million or greater in market capitalization. The index is priced monthly.

  Salomon Brothers GNMA Index--includes pools of mortgages originated by pri-vate lenders and guaranteed by the mortgage pools of the Government National Mortgage Association.

  Salomon Brothers High-Grade Corporate Bond Index--consists of publicly-is-sued, non-convertible corporate bonds rated Aa or Aaa. It is a value-weighted, total return index, including approximately 800 issues with maturities of 12 years or greater.

  Lehman Long-Term Treasury Bond Index--is a market weighted index that con-tains individually priced U.S. Treasury securities with maturities of 10 years or greater.

  Merrill Lynch Corporate & Government Bond Index--consists of over 4,500 U.S. Treasury, agency and investment grade corporate bonds.

  Lehman Corporate (Baa) Bond Index--all publicly-offered fixed-rate, noncon-vertible domestic corporate bonds rated Baa by Moody's, with a maturity longer than 1 year and with more than $100 million outstanding. This index includes over 1,500 issues.

  Lehman Brothers Long-Term Corporate Bond Index--is a subset of the Lehman Corporate Bond Index covering all corporate, publicly issued, fixed-rate, non-convertible U.S. debt issues rated at least Baa, with at least $100 million principal outstanding and maturity greater than 10 years.

  Bond Buyer Municipal Bond Index--is a yield index on current coupon high-grade general obligation municipal bonds.

  Standard & Poor's Preferred Index--is a yield index based upon the average yield for four high-grade, non-callable preferred stock issues.

  NASDAQ Industrial Index--is composed of more than 3,000 industrial issues. It is a value-weighted index calculated on price change only and does not in-clude income.

  Composite Index--70% Standard & Poor's 500 Index and 30% NASDAQ Industrial Index.

  Composite Index--65% Standard & Poor's 500 Index and 35% Lehman Long-Term Corporate AA or Better Bond Index.

  Composite Index--65% Lehman Long-Term Corporate AA or Better Bond Index and a 35% weighting in a blended equity composite (75% Standard & Poor's/BARRA Value Index, 12.5% Standard & Poor's Utilities Index and 12.5% Standard & Poor's Telephone Index).

  Lehman Long-Term Corporate AA or Better Bond Index--consists of all publicly issued, fixed rate, nonconvertible investment grade, dollar-denominated, SEC-registered corporate debt rated AA or AAA.

  Lehman Brothers Aggregate Bond Index--is a market-weighted index that con-tains individually priced U.S. Treasury, agency, corporate, and mortgage pass-through securities corporate rated BBB- or better. The Index has a market value of over $5 trillion.

  Lehman Brothers Mutual Fund Short (1-5) Government/Corporate Index--is a market-weighted index that contains individually priced U.S. Treasury, agency, and corporate investment grade bonds rated BBB- or better with maturities be-tween 1 and 5 years. The index has a market value of over $1.6 trillion.

  Lehman Brothers Mutual Fund Intermediate (5-10) Government/Corporate Index-- is a market-weighted index that contains individually priced U.S. Treasury, agency, and corporate securities rated BBB- or better with maturities between 5 and 10 years. The index has a market value of over $800 billion.

  Lehman Brothers Long (10+) Government/Corporate Index--is a market-weighted index that contains individually priced U.S. Treasury, agency, and corporate securities rated BBB- or better with maturities greater than 10 years. The in-dex has a market value of over $1.1 trillion.

  Lipper Small Company Growth Fund Average--the average performance of small company growth funds as defined by Lipper Inc. Lipper defines a small company growth fund as a fund that by prospectus or portfolio practice, limits its in-vestments to companies on the basis of the size of the company. From time to time, Vanguard may advertise using the average performance and/or the average expense ratio of the small company growth funds. (This fund category was first established in 1982. For years prior to 1982, the results of the Lipper Small Company Growth category were estimated using the returns of the Funds that constituted the Group at its inception.)

  Lipper Balanced Fund Average--an industry benchmark of average balanced funds with similar investment objectives and policies, as measured by Lipper Inc.

  Lipper Non-Government Money Market Fund Average--an industry benchmark of average non-government money market funds with similar investment objectives and policies, as measured by Lipper Inc.

  Lipper Government Money Market Fund Average--an industry benchmark of aver-age government money market funds with similar investment objectives and poli-cies, as measured by Lipper Inc.

  Lipper General Equity Fund Average--an industry benchmark of average general equity funds with similar investment objectives and policies, as measured by Lipper Inc.

  Lipper Fixed Income Fund Average--an industry benchmark of average fixed in-come funds with similar investment objectives and policies, as measured by Lipper Inc.

                             FINANCIAL STATEMENTS

  The Funds' financial statements as of and for the year ended December 31, 1998, appearing in the Vanguard Bond Index Funds' 1998 Annual Report to Share-holders, and the report thereon of PricewaterhouseCoopers LLP, independent ac-countants, also the June 30, 1999 unaudited Semi Annual Report appearing therein, are incorporated by reference in this Statement of Additional Infor-mation. For a more complete discussion of the Funds' performance, please see the Trust's 1998 Annual Report to Shareholders, which may be obtained without charge.

                     APPENDIX--DESCRIPTION OF BOND RATINGS

  The Trust will invest primarily in investment grade bonds (i.e., those rated at least Baa3 by Moody's Investors Service, Inc. or those rated BBB- by Stan-dard & Poor's Corporation.) In the event that a Bond held by the Trust is downgraded, the adviser, may continue to hold such bond. Excerpts from Moody's Investors Service, Inc. description of its four highest bond ratings:

  Aaa--judged to be the best quality by all standards. Together with the Aa group they comprise what are generally known as high grade bonds; A--possess many favorable investment attributes and are to be considered as "upper medium grade obligations"; Baa--considered as medium grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and prin-cipal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

  Moody's also supplies numerical indicators 1, 2, and 3 to rating categories. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and 3 indicates a ranking toward the lower end of that generic rating category.

  Excerpts from Standard & Poor's Corporation description of its four highest bond ratings:

  AAA--highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong; AA--also qualify as investment grade obliga-tions, a very strong capacity to pay interest and repay principal and differs from AAA--issues only in small degree; A--regarded as upper medium grade. It has a strong capacity to pay interest and repay principal although it is some-what susceptible to the adverse effects of changes in circumstances and eco-nomic conditions than debt in higher rated categories; BBB--regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or chang-ing circumstances are more likely to lead to a weakened capacity to pay inter-est and repay principal for debt in this category than in higher rated catego-ries.

  Standard & Poor's applies indicators "+", no character, and "-" to its rat-ing categories. The indicators show relative standing within the major rating categories.

                                    PART C

                           VANGUARD BOND INDEX FUNDS

                               OTHER INFORMATION

Item 23. Exhibits

Exhibit
     Description

   (a) Declaration of Trust*
   (b) By-Laws*
       Reference is made to Articles III and V of the Registrant's Declaration
   (c) of Trust
   (d) Not Applicable
   (e) Not Applicable
   (f) Reference is made to the section entitled "Management of the Trust" in the Registrant's Statement of Additional Information
   (g) Custodian Agreement*
   (h) Amended and Restated Funds' Service Agreement*
   (i) Legal Opinion*
   (j) Consent of Independent Accountants**
   (k) Not Applicable
   (l) Not Applicable
   (m) Not Applicable
   (n) Financial Data Schedule**
   (o) Rule 18f-3 Plan*

--------
*Filed Previously
**Filed Herewith

Item 24. Persons Controlled by or under Common Control with The Trust

  Registrant is not controlled by or under common control with any person.

Item 25. Indemnification

  The Registrant's organizational documents contain provisions indemnifying Trustees and Officers against liability incurred in their official capacity.
Article VII, Section 2 of the Declaration of Trust provides that the Regis-trant may indemnify and hold harmless each and every Trustee and Officer from and against any and all claims, demands, costs, losses, expenses, and damages whatsoever arising out of or related to the performance of his or her duties as a Trustee or Officer. However, this provision does not cover any liability to which a Trustee or Officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. Article VI of the By-Laws gener-ally provides that the Registrant shall indemnify its Trustees and Officers from any liability arising out of their past or present service in that capac-ity. Among other things, this provision excludes any liability arising by rea-son of willful misfeasance, bad faith, gross negligence, or the reckless dis-regard of the duties involved in the conduct of the Trustee's or Officer's office with the Registrant.

Item 26. Business and Other Connections of the Investment Adviser

  Investment advisory services are provided to the Registrant on an at-cost basis by The Vanguard Group, Inc., a jointly-owned subsidiary of the Regis-trant and the other Trusts in the Group. See the information concerning The Vanguard Group set forth in Parts A and B. For information as to any other business, vocation, or employment of a substantial nature in which each trustee or officer of the Registrant's investment advisor is or has been en-gaged for his own account or in the capacity of trustee, officer, employee, or partner reference is made to Form ADV (File #801-11953) filed by it under the Investment Advisers Act of 1940.

Item 27. Principal Underwriters

  (a) Not Applicable
  (b) Not Applicable
  (c) Not Applicable

Item 28. Location of Accounts and Records

  The books, accounts and other documents required by Section 31(a) under the Investment Company Act and the Rules thereunder will be maintained at the of-fices of Registrant; Registrant's Transfer Agent, The Vanguard Group, Inc., Valley Forge, Pennsylvania 19482; and the Registrant's Custodians, State Street Bank and Trust Company, Boston, Massachusetts 02105, and The Chase Man-hattan Bank, Brooklyn, New York 11245.

Item 29. Management Services

  Other than as set forth under the description of The Vanguard Group in Part B of this Registration Statement, Registrant is not a party to any management-related service contract.

Item 30. Undertakings

  Not Applicable

                                  SIGNATURES

  Pursuant to the requirements of the Securities Act of 1933 and the Invest-ment Company Act of 1940, the Registrant hereby certifies that it meets all requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly autho-rized, in the Town of Valley Forge and the Commonwealth of Pennsylvania, on the 3rd day of January, 2000.

                                          Vanguard Bond Index Funds

                                                      (Heidi Stam)
                                          By: _________________________________
                                                    John J. Brennan*,
                                                 Chairman of the Board,
                                             and Chief Executive Officer and
                                                         Trustee

  Pursuant to the requirements of the Securities Act of 1933, this Post-Effec-tive Amendment to the Registration Statement has been signed below by the fol-lowing persons in the capacities and on the date indicated:

              Signatures                         Title                   Date
              ----------                         -----                   ----

           /s/ (Heidi Stam)            Chairman, Trustee and        January 3, 2000
______________________________________  Chief Executive Officer
          John J. Brennan*,

           /s/ (Heidi Stam)            Trustee                      January 3, 2000
______________________________________
       JoAnn Heffernan Heisen*,

           /s/ (Heidi Stam)            Trustee                      January 3, 2000
______________________________________
         Bruce K. MacLaury*,

           /s/ (Heidi Stam)            Trustee                      January 3, 2000
______________________________________
         Burton G. Malkiel*,

           /s/ (Heidi Stam)            Trustee                      January 3, 2000
______________________________________
       Alfred M. Rankin, Jr.*,

           /s/ (Heidi Stam)            Trustee                      January 3, 2000
______________________________________
          John C. Sawhill*,

           /s/ (Heidi Stam)            Trustee                      January 3, 2000
______________________________________
        James O. Welch, Jr.*,

           /s/ (Heidi Stam)            Trustee                      January 3, 2000
______________________________________
         J. Lawrence Wilson*,

           /s/ (Heidi Stam)            Treasurer and Principal      January 3, 2000
______________________________________  Financial Officer and
          Thomas J. Higgins,            Accounting Officer

--------
*By Power of Attorney. See 1933 Act File Number 33-4424, filed on January 25, 1999. Incorporated by Reference.

                           VANGUARD BOND INDEX FUNDS

                                 EXHIBIT INDEX

Consent of Independent Accountants..................................... EX-99.BJ